UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 to April 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2010
(unaudited)

■  CREDIT SUISSE
  LARGE CAP VALUE FUND

■  CREDIT SUISSE
  SMALL CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

May 12, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund and Benchmark	Performance
Common Class[1]	14.26%
Advisor Class[1]	13.97%
Class A1,2	14.10%
Class B1,2	13.70%
Class C1,2	13.63%
Russell 1000 Value Index[3]	17.77%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period

For the six-month period ended April 30, 2010, the markets generally posted positive results. The S&P 500 Total Return Index gained 15.66% and the Dow Jones Industrial Average increased 14.87%. U.S. large cap value stocks also performed well, with the Russell 1000 Value Index gained 17.77%. The historically low interest rates set by the U.S. Federal Reserve in 2008 remained unchanged during the period. Consumer confidence improved during the six-month period (up to 57.7 from 47.7 in October 2009 as measured by the Consumer Confidence Index). The labor market strengthened with non-farm payrolls growing by 162,000 jobs in March and household unemployment decreasing to 9.7%.

Strategic Review and Outlook: A return to fundamentals

For the six-month period ended April 30, 2010, the Fund underperformed its benchmark. The Fund's biggest overweight positions were in the consumer discretionary and information technology sectors, both of which detracted from performance as a result of poor stock selection. Industrials and energy were the greatest underweights, with both sectors detracting from the Fund's performance due to sector weighting. The consumer staples sector was the biggest contributor to performance, while the consumer discretionary sector was the biggest drag.

The past six months provided a difficult environment for individual stock picks due to market volatility, although the change from a bear to a bull market provided a good environment for taking directional bets. We believe, however, that volatility gradually will become less important as investors begin to focus

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

more on underlying fundamentals of companies. We also believe that a focus on balance sheet and earnings quality will be positively rewarded in 2010.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	54.01%	2.25%	—	3.56%	08/01/00
Advisor Class	53.18%	1.77%	—	5.00%	06/06/03
Class A Without Sales Charge	53.59%	2.01%	3.05%	—
Class A With Maximum Sales Charge	44.80%	0.81%	2.45%	—
Class B Without CDSC	52.42%	1.22%	2.27%	—	02/28/96
Class B With CDSC	48.42%	1.22%	2.27%	—	02/28/96
Class C Without CDSC	52.50%	1.23%	2.27%	—	02/28/00
Class C With CDSC	51.50%	1.23%	2.27%	—	02/28/00

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	38.90%	2.99%	—	3.62%	08/01/00
Advisor Class	38.21%	2.50%	—	5.06%	06/06/03
Class A Without Sales Charge	38.51%	2.74%	3.05%	—
Class A With Maximum Sales Charge	30.57%	1.52%	2.44%	—
Class B Without CDSC	37.58%	1.96%	2.28%	—	02/28/96
Class B With CDSC	33.58%	1.96%	2.28%	—	02/28/96
Class C Without CDSC	37.43%	1.96%	2.27%	—	02/28/00
Class C With CDSC	36.43%	1.96%	2.27%	—	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.09% for Common Class shares, 1.59% for Advisor Class shares, 1.34% for Class A shares, 2.09% for Class B shares and 2.09% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.05% for Common Class shares, 1.55% for Advisor Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 7.53%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 9.70%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 12.63%.

3  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,142.60	$1,139.70	$1,141.00	$1,137.00	$1,136.30
Expenses Paid per $1,000*	$5.58	$8.22	$6.90	$10.86	$10.86
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,019.59	$1,017.11	$1,018.35	$1,014.63	$1,014.63
Expenses Paid per $1,000*	$5.26	$7.75	$6.51	$10.24	$10.24
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.05%	1.55%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

  May 12, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund and Benchmark	Performance
Common Class[1]	25.91%
Class A1,2	25.92%
Class B1,2	25.47%
Class C1,2	25.44%
Standard & Poor's SmallCap 600 Index[3]	28.14%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period

For the six-month period ended April 30, 2010, the markets generally posted positive results. The S&P 500 Total Return Index gained 15.66%, and the Dow Jones Industrial Average increased 14.87%. U.S. small cap stocks demonstrated even stronger performance, with the S&P SmallCap 600 Index gaining 28.14%. The historically low interest rates set by the U.S. Federal Reserve in 2008 remained unchanged during the period. Consumer confidence improved during the six-month period (up to 57.7 from 47.7 in October 2009 as measured by the Consumer Confidence Index). The labor market strengthened with non-farm payrolls growing by 162,000 jobs in March and household unemployment decreasing to 9.7%.

Strategic Review and Outlook: A return to fundamentals

For the six-month period ended April 30, 2010, the Fund underperformed its benchmark. Financials and industrials were the largest detractors from the Fund's performance due to poor sector allocation. On the other hand, the Fund's overweight positions in the consumer discretionary and information technology sectors were positive contributors to the Fund's performance.

The past six months provided a difficult environment for individual stock picks due to market volatility, although the change from a bear to a bull market provided a good environment for taking directional bets. We believe, however, that volatility gradually will become less important as investors begin to focus more on underlying fundamentals of companies. We also believe that a focus on balance sheet and earnings quality will be positively rewarded in 2010.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the Fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	53.66%	(0.06)%	—	6.41%	08/01/00
Class A Without Sales Charge	53.55%	(0.05)%	6.42%	—
Class A With Maximum Sales Charge	44.69%	(1.23)%	5.80%	—
Class B Without CDSC	52.42%	(0.80)%	5.63%	—	02/28/96
Class B With CDSC	48.42%	(0.80)%	5.63%	—	02/28/96
Class C Without CDSC	52.62%	(0.80)%	5.63%	—	02/28/00
Class C With CDSC	51.62%	(0.80)%	5.63%	—	02/28/00

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	40.22%	2.04%	—	6.90%	08/01/00
Class A Without Sales Charge	40.22%	2.06%	7.18%	—
Class A With Maximum Sales Charge	32.08%	0.85%	6.55%	—
Class B Without CDSC	39.25%	1.30%	6.38%	—	02/28/96
Class B With CDSC	35.25%	1.30%	6.38%	—	02/28/96
Class C Without CDSC	39.15%	1.28%	6.37%	—	02/28/00
Class C With CDSC	38.15%	1.28%	6.37%	—	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.77% for Common Class shares, 1.76% for Class A shares, 2.52% for Class B shares and 2.51% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.55% for Common Class shares, 1.55% for Class A shares, 2.30% for Class B shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 18.71%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 21.47%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 24.44%.

3  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,259.10	$1,259.20	$1,254.70	$1,254.40
Expenses Paid per $1,000*	$8.68	$8.68	$12.86	$12.86
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,017.11	$1,017.11	$1,013.39	$1,013.39
Expenses Paid per $1,000*	$7.75	$7.75	$11.48	$11.48
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	1.55%	2.30%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Value Fund
Schedule of Investments
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.*§	221	$17,881
BE Aerospace, Inc.*	100	2,971
Cubic Corp.	51	1,903
General Dynamics Corp.	2,300	175,628
Honeywell International, Inc.	300	14,241
ITT Corp.	1,400	77,798
L-3 Communications Holdings, Inc.	1,000	93,570
Lockheed Martin Corp.	300	25,467
Northrop Grumman Corp.	2,200	149,226
Raytheon Co.	900	52,470
Spirit Aerosystems Holdings, Inc. Class A*§	500	11,090
The Boeing Co.	5,400	391,122
United Technologies Corp.	600	44,970
		1,058,337
Air Freight & Logistics (0.2%)
FedEx Corp.	2,300	207,023
United Parcel Service, Inc. Class B	2,900	200,506
		407,529
Airlines (0.6%)
Alaska Air Group, Inc.*	23,200	960,712
Southwest Airlines Co.	4,100	54,038
		1,014,750
Auto Components (1.5%)
Autoliv, Inc.*§	35,305	1,932,949
Johnson Controls, Inc.	7,500	251,925
TRW Automotive Holdings Corp.*§	11,300	363,973
		2,548,847
Automobiles (0.2%)
Ford Motor Co.*§	24,900	324,198
Harley-Davidson, Inc.§	1,800	60,894
		385,092
Beverages (1.1%)
Central European Distribution Corp.*§	500	17,325
Coca-Cola Enterprises, Inc.	44,700	1,239,531
Constellation Brands, Inc. Class A*§	1,400	25,578
Dr. Pepper Snapple Group, Inc.	2,000	65,460
Molson Coors Brewing Co. Class B	800	35,488
PepsiCo, Inc.	5,433	354,340
The Coca-Cola Co.	3,800	203,110
		1,940,832
Biotechnology (2.5%)
Amgen, Inc.*	16,700	957,912
Biogen Idec, Inc.*	5,200	276,900

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Cephalon, Inc.*§	40,086	$2,573,521
Gilead Sciences, Inc.*	10,300	408,601
Myriad Genetics, Inc.*§	500	12,005
OSI Pharmaceuticals, Inc.*§	300	17,601
		4,246,540
Building Products (0.2%)
Armstrong World Industries, Inc.*§	600	26,130
Lennox International, Inc.	4,800	217,248
Masco Corp.§	1,500	24,345
Owens Corning*§	800	27,824
USG Corp.*	200	4,720
		300,267
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*§	300	25,254
American Capital, Ltd.*	1	6
Ameriprise Financial, Inc.	2,000	92,720
BlackRock, Inc.	800	147,200
Eaton Vance Corp.	6,900	243,156
Federated Investors, Inc. Class B§	22,100	533,052
Franklin Resources, Inc.	900	104,076
Greenhill & Co., Inc.§	100	8,789
Invesco, Ltd.	3,000	68,970
Investment Technology Group, Inc.*	100	1,737
Legg Mason, Inc.§	1,200	38,028
Morgan Stanley	7,700	232,694
Raymond James Financial, Inc.	700	21,448
State Street Corp.	1,800	78,300
The Bank of New York Mellon Corp.	7,000	217,910
The Goldman Sachs Group, Inc.	13,500	1,960,200
		3,773,540
Chemicals (2.8%)
Air Products & Chemicals, Inc.	1,000	76,780
Airgas, Inc.	800	50,760
Albemarle Corp.	700	31,962
Ashland, Inc.	41,900	2,495,564
Cabot Corp.	700	22,778
Celanese Corp. Series A	500	15,995
Cytec Industries, Inc.	300	14,418
E.I. Du Pont de Nemours & Co.	4,700	187,248
Eastman Chemical Co.	620	41,491
Ecolab, Inc.	200	9,768
Huntsman Corp.	10,900	124,369
International Flavors & Fragrances, Inc.	293	14,676
Lubrizol Corp.	13,000	1,174,420
NewMarket Corp.	1,200	132,000
PPG Industries, Inc.	1,300	91,481

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals
RPM International, Inc.	700	$15,456
The Dow Chemical Co.	8,300	255,889
The Scotts Miracle-Gro Co. Class A	214	10,368
Valspar Corp.	700	21,924
		4,787,347
Commercial Banks (5.9%)
Associated Banc-Corp.§	1,200	17,436
Bancorpsouth, Inc.§	2,491	55,151
Bank of Hawaii Corp.§	300	15,864
BB&T Corp.	5,200	172,848
BOK Financial Corp.§	300	16,329
CapitalSource, Inc.	2,800	16,716
City National Corp.§	200	12,456
Comerica, Inc.	1,300	54,600
Commerce Bancshares, Inc.	100	4,142
Cullen/Frost Bankers, Inc.§	691	41,018
Fifth Third Bancorp	5,900	87,969
First Citizens BancShares, Inc. Class A	170	35,020
First Horizon National Corp.*	2,058	29,120
Fulton Financial Corp.§	3,984	41,832
Huntington Bancshares, Inc.§	8,900	60,253
Keycorp	7,000	63,140
M&T Bank Corp.§	800	69,880
Marshall & Ilsley Corp.	4,000	36,400
PNC Financial Services Group, Inc.	4,600	309,166
Regions Financial Corp.§	8,900	78,676
SunTrust Banks, Inc.§	3,800	112,480
Synovus Financial Corp.§	11,100	33,411
TCF Financial Corp.§	800	14,904
U.S. Bancorp	16,800	449,736
Valley National Bancorp	1,000	16,240
Wells Fargo & Co.	244,300	8,088,773
Whitney Holding Corp.§	700	9,590
Wilmington Trust Corp.§	400	6,932
Zions Bancorporation§	1,100	31,603
		9,981,685
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	700	27,321
Cintas Corp.	1,000	27,250
Corrections Corp. of America*	700	14,504
Covanta Holding Corp.*§	800	13,984
Pitney Bowes, Inc.§	1,500	38,100
R. R. Donnelley & Sons Co.	1,500	32,235
Republic Services, Inc.	1,900	58,957
Waste Management, Inc.§	400	13,872
		226,223

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (0.7%)
Brocade Communications Systems, Inc.*	2,100	$13,629
Ciena Corp.*§	400	7,396
CommScope, Inc.*§	600	19,548
EchoStar Corp. Class A*	9,200	176,732
JDS Uniphase Corp.*§	300	3,897
Motorola, Inc.*	16,500	116,655
Plantronics, Inc.§	300	9,960
QUALCOMM, Inc.	19,400	751,556
Tellabs, Inc.	3,000	27,240
		1,126,613
Computers & Peripherals (2.9%)
Apple, Inc.*	300	78,336
EMC Corp.*	13,300	252,833
Hewlett-Packard Co.	4,100	213,077
Lexmark International, Inc. Class A*	500	18,525
NetApp, Inc.*	300	10,401
SanDisk Corp.*	900	35,901
Seagate Technology*	1,500	27,555
Teradata Corp.*	29,700	863,379
Western Digital Corp.*	82,877	3,405,416
		4,905,423
Construction & Engineering (0.1%)
Dycom Industries, Inc.*	20	212
Fluor Corp.	269	14,214
KBR, Inc.	1,361	30,051
MasTec, Inc.*§	1,400	17,514
Quanta Services, Inc.*	1,600	32,208
URS Corp.*	600	30,810
		125,009
Construction Materials (0.0%)
Martin Marietta Materials, Inc.§	100	9,588
Vulcan Materials Co.	1,000	57,280
		66,868
Consumer Finance (0.9%)
American Express Co.	24,200	1,116,104
AmeriCredit Corp.*	700	16,758
Capital One Financial Corp.	5,700	247,437
Discover Financial Services	4,200	64,932
SLM Corp.*	2,700	33,048
		1,478,279
Containers & Packaging (0.1%)
Aptargroup, Inc.	400	17,216
Ball Corp.	200	10,642
Bemis Co., Inc.	900	27,369

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging
Greif, Inc. Class A§	200	$11,836
Packaging Corp. of America	700	17,311
Pactiv Corp.*	400	10,164
Sealed Air Corp.	1,500	32,250
Sonoco Products Co.	700	23,191
Temple-Inland, Inc.	1,000	23,320
		173,299
Distributors (0.0%)
Genuine Parts Co.	1,200	51,360
Diversified Consumer Services (1.6%)
Corinthian Colleges, Inc.*§	71,500	1,116,830
DeVry, Inc.	700	43,673
H&R Block, Inc.	73,400	1,343,954
ITT Educational Services, Inc.*§	2,200	222,486
Service Corp. International	1,400	12,572
		2,739,515
Diversified Financial Services (5.7%)
Bank of America Corp.	161,044	2,871,415
Citigroup, Inc.*	523,500	2,287,695
CME Group, Inc.	800	262,728
Interactive Brokers Group, Inc. Class A*§	1,000	17,140
JPMorgan Chase & Co.	82,900	3,529,882
Leucadia National Corp.*§	800	20,248
NYSE Euronext	19,000	619,970
The NASDAQ OMX Group, Inc.*	500	10,500
		9,619,578
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	73,205	1,907,722
CenturyTel, Inc.§	2,400	81,864
Frontier Communications Corp.§	1,300	10,348
Qwest Communications International, Inc.	45,400	237,442
Verizon Communications, Inc.	20,600	595,134
Windstream Corp.§	1,700	18,785
		2,851,295
Electric Utilities (0.9%)
Allegheny Energy, Inc.§	900	19,602
American Electric Power Co., Inc.	3,600	123,480
DPL, Inc.	700	19,726
Duke Energy Corp.	9,600	161,088
Edison International	2,600	89,362
Entergy Corp.	1,700	138,193
Exelon Corp.	4,800	209,232
FirstEnergy Corp.§	4,300	162,841
FPL Group, Inc.	2,800	145,740
Great Plains Energy, Inc.	900	17,397

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
Hawaiian Electric Industries, Inc.§	900	$21,015
Northeast Utilities	1,200	33,348
NV Energy, Inc.	1,000	12,490
Pepco Holdings, Inc.	1,600	26,784
Pinnacle West Capital Corp.	900	33,606
Progress Energy, Inc.	2,200	87,824
Southern Co.	5,700	196,992
Westar Energy, Inc.	700	16,583
		1,515,303
Electrical Equipment (1.2%)
Emerson Electric Co.	200	10,446
First Solar, Inc.*§	100	14,355
General Cable Corp.*§	68,485	1,956,616
Hubbell, Inc. Class B	200	9,294
Rockwell Automation, Inc.	1,100	66,792
Thomas & Betts Corp.*	400	16,776
		2,074,279
Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.*	500	15,250
Avnet, Inc.*	700	22,379
Corning, Inc.	2,000	38,500
Ingram Micro, Inc. Class A*	1,400	25,424
Jabil Circuit, Inc.	67,800	1,038,696
Molex, Inc.§	1,100	24,651
Tech Data Corp.*	600	25,740
Vishay Intertechnology, Inc.*	34,200	356,022
		1,546,662
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.§	3,101	154,291
Diamond Offshore Drilling, Inc.§	2,900	229,390
Dresser-Rand Group, Inc.*	9,301	328,139
FMC Technologies, Inc.*	10,300	697,207
Halliburton Co.	6,700	205,355
Helix Energy Solutions Group, Inc.*	62,600	912,708
Helmerich & Payne, Inc.	500	20,310
Nabors Industries, Ltd.*§	2,200	47,454
National-Oilwell Varco, Inc.	14,700	647,241
Oceaneering International, Inc.*	200	13,100
Oil States International, Inc.*	300	14,493
Patterson-UTI Energy, Inc.§	1,000	15,290
Pride International, Inc.*	700	21,231
Rowan Cos., Inc.*§	900	26,820
Schlumberger, Ltd.	9,200	657,064
SEACOR Holdings, Inc.*§	100	8,417
Seahawk Drilling, Inc.*§	6	100
Smith International, Inc.	700	33,432

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Superior Energy Services, Inc.*	600	$16,236
Tidewater, Inc.§	700	37,527
Unit Corp.*§	300	14,331
		4,100,136
Food & Staples Retailing (0.2%)
BJ's Wholesale Club, Inc.*§	300	11,484
CVS Caremark Corp.	7,500	276,975
Safeway, Inc.	3,021	71,296
SUPERVALU, Inc.§	1,700	25,330
The Kroger Co.	900	20,007
		405,092
Food Products (1.3%)
Archer-Daniels-Midland Co.	2,260	63,145
Bunge, Ltd.	3,900	206,505
Campbell Soup Co.	400	14,344
ConAgra Foods, Inc.	3,500	85,645
Corn Products International, Inc.	500	18,000
Del Monte Foods Co.	1,400	20,916
General Mills, Inc.	1,600	113,888
H.J. Heinz Co.	701	32,856
Hormel Foods Corp.§	700	28,532
Kellogg Co.	300	16,482
Kraft Foods, Inc. Class A	10,800	319,680
Lancaster Colony Corp.§	600	32,982
Mead Johnson Nutrition Co.	15,900	820,599
Ralcorp Holdings, Inc.*	400	26,620
Sara Lee Corp.§	4,500	63,990
Smithfield Foods, Inc.*§	1,200	22,488
The Hershey Co.	5,430	255,264
The J.M. Smucker Co.	1,000	61,070
Tyson Foods, Inc. Class A	2,900	56,811
		2,259,817
Gas Utilities (0.1%)
AGL Resources, Inc.	500	19,755
Atmos Energy Corp.	600	17,748
Energen Corp.	500	24,435
National Fuel Gas Co.	700	36,414
ONEOK, Inc.	900	44,226
Questar Corp.	1,300	62,335
UGI Corp.	1,100	30,239
		235,152
Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.*	7,135	49,089
CareFusion Corp.*	5,400	148,932
Hill-Rom Holdings, Inc.	100	3,171

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Hologic, Inc.*	1,700	$30,379
Inverness Medical Innovations, Inc.*§	300	11,934
Kinetic Concepts, Inc.*§	500	21,650
STERIS Corp.§	400	13,312
Stryker Corp.	300	17,232
The Cooper Cos., Inc.§	300	11,667
Thoratec Corp.*§	300	13,377
Zimmer Holdings, Inc.*	1,700	103,547
		424,290
Health Care Providers & Services (4.1%)
Aetna, Inc.	3,000	88,650
AmerisourceBergen Corp.	100	3,085
Brookdale Senior Living, Inc.*	100	2,150
Cardinal Health, Inc.	2,700	93,663
CIGNA Corp.	2,000	64,120
Community Health Systems, Inc.*§	700	28,602
Coventry Health Care, Inc.*	1,000	23,740
Health Net, Inc.*	1,000	22,020
Henry Schein, Inc.*§	300	18,141
Humana, Inc.*	39,900	1,824,228
LifePoint Hospitals, Inc.*§	300	11,454
Lincare Holdings, Inc.*§	300	14,007
McKesson Corp.	1,000	64,810
Medco Health Solutions, Inc.*	800	47,136
Mednax, Inc.*	200	10,988
Omnicare, Inc.	600	16,674
Tenet Healthcare Corp.*	2,800	17,500
UnitedHealth Group, Inc.	8,800	266,728
Universal Health Services, Inc. Class B	500	18,560
WellPoint, Inc.*	78,928	4,246,326
		6,882,582
Hotels, Restaurants & Leisure (0.4%)
Boyd Gaming Corp.*	100	1,270
Carnival Corp.	1,900	79,230
Darden Restaurants, Inc.	208	9,308
Hyatt Hotels Corp. Class A*§	500	20,585
Las Vegas Sands Corp.*	300	7,458
Marriott International, Inc. Class A§	800	29,408
MGM Mirage*§	700	11,123
Panera Bread Co. Class A*§	102	7,950
Penn National Gaming, Inc.*	300	9,288
Royal Caribbean Cruises, Ltd.*§	2,800	100,352
Starbucks Corp.	1,500	38,970
Starwood Hotels & Resorts Worldwide, Inc.	1,300	70,863
The Cheesecake Factory, Inc.*§	400	10,868
Wendy's/Arby's Group, Inc. Class A	6,700	35,577
Wyndham Worldwide Corp.	5,000	134,050

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Wynn Resorts, Ltd.	500	$44,120
Yum! Brands, Inc.	300	12,726
		623,146
Household Durables (0.3%)
D.R. Horton, Inc.§	2,000	29,380
Fortune Brands, Inc.	1,100	57,662
Garmin, Ltd.§	700	26,166
Harman International Industries, Inc.*	300	11,844
Jarden Corp.	600	19,272
KB Home§	300	5,559
Leggett & Platt, Inc.§	921	22,592
Lennar Corp. Class A§	1,200	23,880
Mohawk Industries, Inc.*§	400	25,496
Newell Rubbermaid, Inc.§	2,000	34,140
NVR, Inc.*§	100	71,805
Pulte Group, Inc.*§	2,500	32,725
Stanley Black & Decker, Inc.	1,110	68,987
Toll Brothers, Inc.*§	1,200	27,084
Whirlpool Corp.	600	65,322
		521,914
Household Products (0.3%)
Colgate-Palmolive Co.	200	16,820
Kimberly-Clark Corp.	700	42,882
The Procter & Gamble Co.	7,600	472,416
		532,118
Independent Power Producers & Energy Traders (3.0%)
Calpine Corp.*	900	12,267
Constellation Energy Group, Inc.	139,800	4,941,930
Mirant Corp.*	1,578	18,399
RRI Energy, Inc.*§	10,500	42,735
The AES Corp.*	1,200	13,848
		5,029,179
Industrial Conglomerates (1.9%)
3M Co.	300	26,601
Carlisle Cos., Inc.	300	11,319
General Electric Co.	169,600	3,198,656
Textron, Inc.§	2,100	47,964
		3,284,540
Insurance (4.0%)
Allied World Assurance Co. Holdings, Ltd.	1,500	65,355
American Financial Group, Inc.	600	17,658
American International Group, Inc.*§	8,300	322,870
American National Insurance Co.	100	11,016
AON Corp.	2,200	93,412

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
Arch Capital Group, Ltd.*	1,400	$105,812
Aspen Insurance Holdings, Ltd.	2,600	70,148
Assurant, Inc.	800	29,144
Axis Capital Holdings, Ltd.	2,900	90,393
Chubb Corp.	2,800	148,036
Cincinnati Financial Corp.§	1,400	39,760
CNA Financial Corp.*§	400	11,248
Endurance Specialty Holdings, Ltd.	100	3,685
Erie Indemnity Co. Class A§	906	41,957
Everest Re Group, Ltd.	1,900	145,635
Fidelity National Financial, Inc. Class A	1,500	22,770
First American Corp.	900	31,113
Genworth Financial, Inc. Class A*	146,500	2,420,180
Hanover Insurance Group, Inc.	500	22,525
Hartford Financial Services Group, Inc.	6,300	179,991
HCC Insurance Holdings, Inc.	1,100	29,909
Lincoln National Corp.	1,900	58,121
Loews Corp.	2,604	96,973
Marsh & McLennan Cos., Inc.	3,500	84,770
MBIA, Inc.*§	57,100	547,018
MetLife, Inc.	4,300	195,994
Old Republic International Corp.	1,800	27,018
OneBeacon Insurance Group, Ltd. Class A§	600	9,732
PartnerRe, Ltd.	2,400	186,192
Principal Financial Group, Inc.	13,900	406,158
Protective Life Corp.	700	16,849
Prudential Financial, Inc.	1,800	114,408
Reinsurance Group of America, Inc.§	400	20,652
RenaissanceRe Holdings, Ltd.	1,800	100,710
StanCorp Financial Group, Inc.§	500	22,480
The Allstate Corp.	4,100	133,947
The Progressive Corp.	4,800	96,432
The Travelers Cos., Inc.	5,500	279,070
Torchmark Corp.§	600	32,124
Transatlantic Holdings, Inc.	324	16,113
Unitrin, Inc.§	638	18,661
Unum Group	2,600	63,622
Validus Holdings, Ltd.	2,500	63,925
W.R. Berkley Corp.§	700	18,900
Wesco Financial Corp.	100	37,905
White Mountains Insurance Group, Ltd.	200	68,720
XL Capital, Ltd. Class A	7,600	135,280
		6,754,391
Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	100	13,706
Expedia, Inc.	61,000	1,440,210
Liberty Media Corp. - Interactive Class A*	5,000	76,850

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail
priceline.com, Inc.*	400	$104,820
		1,635,586
Internet Software & Services (0.9%)
AOL, Inc.*	14,263	333,184
eBay, Inc.*	30,700	730,967
Google, Inc. Class A*	300	157,632
Monster Worldwide, Inc.*§	200	3,486
Sohu.com, Inc.*§	6,300	303,345
Yahoo!, Inc.*	300	4,959
		1,533,573
IT Services (0.9%)
Amdocs, Ltd.*	4,800	153,312
Broadridge Financial Solutions, Inc.	512	12,191
Computer Sciences Corp.*	1,200	62,868
Convergys Corp.*§	300	3,792
Global Payments, Inc.	269	11,516
International Business Machines Corp.	300	38,700
Mastercard, Inc. Class A	2,100	520,884
SAIC, Inc.*	700	12,187
The Western Union Co.	34,000	620,500
		1,435,950
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	800	30,688
Mattel, Inc.	3,900	89,895
		120,583
Life Sciences Tools & Services (0.1%)
PerkinElmer, Inc.	600	15,030
Thermo Fisher Scientific, Inc.*	3,000	165,840
Waters Corp.*	254	18,285
		199,155
Machinery (0.8%)
AGCO Corp.*§	700	24,514
Bucyrus International, Inc.	700	44,107
Caterpillar, Inc.	2,300	156,607
Cummins, Inc.	1,100	79,453
Danaher Corp.	700	58,996
Deere & Co.	2,600	155,532
Dover Corp.	400	20,888
Eaton Corp.	1,300	100,308
Gardner Denver, Inc.	376	18,909
Illinois Tool Works, Inc.	3,500	178,850
Kennametal, Inc.§	500	16,430
Lincoln Electric Holdings, Inc.	300	17,982
Oshkosh Corp.*	2,500	96,550

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
Parker Hannifin Corp.	1,300	$89,934
Pentair, Inc.§	500	18,080
Snap-on, Inc.	300	14,454
SPX Corp.	300	20,964
Terex Corp.*§	800	21,216
The Manitowoc Co., Inc.§	5,300	74,253
The Timken Co.	1,000	35,180
Toro Co.§	300	17,082
Trinity Industries, Inc.§	700	17,423
WABCO Holdings, Inc.*	275	9,127
		1,286,839
Marine (0.0%)
Alexander & Baldwin, Inc.§	400	14,232
Kirby Corp.*§	300	12,624
		26,856
Media (4.8%)
Cablevision Systems Corp. Group A	1,500	41,160
CBS Corp. Class B	4,800	77,808
Central European Media Enterprises, Ltd. Class A*	1,100	37,400
Clear Channel Outdoor Holdings, Inc. Class A*§	1,300	15,054
Comcast Corp. Class A	23,900	471,786
CTC Media, Inc.	3,100	52,359
DIRECTV Class A*	12,900	467,367
DISH Network Corp. Class A	63,200	1,399,880
DreamWorks Animation SKG, Inc. Class A*	700	27,783
Gannett Co., Inc.	145,000	2,467,900
Interpublic Group of Cos., Inc.*	4,100	36,531
John Wiley & Sons, Inc. Class A	344	14,541
Lamar Advertising Co. Class A*	400	14,888
Liberty Global, Inc. Class A*§	2,100	57,561
Liberty Media Corp. - Capital Series A*§	16,800	743,736
Liberty Media Corp. - Starz Series A*	1,280	70,899
Madison Square Garden, Inc.*	475	9,856
News Corp. Class A	17,900	276,018
Scripps Networks Interactive, Inc. Class A	300	13,602
The McGraw-Hill Cos., Inc.	5,900	198,948
The New York Times Co. Class A*§	700	6,944
The Walt Disney Co.	13,949	513,881
The Washington Post Co. Class B	100	50,716
Time Warner Cable, Inc.	2,800	157,500
Time Warner, Inc.	16,200	535,896
Viacom, Inc. Class B*	3,900	137,787
Virgin Media, Inc.§	8,800	154,792
Warner Music Group Corp.*	100	685
		8,053,278

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Metals & Mining (3.4%)
AK Steel Holding Corp.§	900	$15,075
Alcoa, Inc.§	3,900	52,416
Allegheny Technologies, Inc.§	800	42,776
Carpenter Technology Corp.	400	15,708
Cliffs Natural Resources, Inc.	900	56,277
Commercial Metals Co.	800	11,904
Freeport-McMoRan Copper & Gold, Inc.	69,200	5,226,676
Nucor Corp.	2,400	108,768
Reliance Steel & Aluminum Co.	700	34,167
Royal Gold, Inc.	300	15,354
Southern Copper Corp.	300	9,174
Steel Dynamics, Inc.	1,700	26,707
Titanium Metals Corp.*	200	3,084
United States Steel Corp.	1,100	60,126
		5,678,212
Multi-Utilities (0.7%)
Alliant Energy Corp.§	800	27,360
Ameren Corp.	1,900	49,324
CenterPoint Energy, Inc.	100	1,436
CMS Energy Corp.§	2,200	35,772
Consolidated Edison, Inc.	2,200	99,440
Dominion Resources, Inc.	4,400	183,920
DTE Energy Co.	1,400	67,438
Integrys Energy Group, Inc.§	400	19,844
MDU Resources Group, Inc.	1,300	27,560
NiSource, Inc.	2,400	39,120
NSTAR§	1,038	37,991
OGE Energy Corp.	600	24,828
PG&E Corp.	2,900	127,020
Public Service Enterprise Group, Inc.	4,084	131,219
SCANA Corp.	800	31,576
Sempra Energy	1,924	94,622
TECO Energy, Inc.	1,600	27,088
Vectren Corp.§	500	12,505
Wisconsin Energy Corp.	800	42,008
Xcel Energy, Inc.	3,500	76,125
		1,156,196
Multiline Retail (2.1%)
99 Cents Only Stores*§	300	4,656
Big Lots, Inc.*§	800	30,560
Dollar Tree, Inc.*	800	48,576
Family Dollar Stores, Inc.§	400	15,824
J.C. Penney Co., Inc.	1,700	49,589
Kohl's Corp.*	3,500	192,465
Macy's, Inc.	112,400	2,607,680
Nordstrom, Inc.	13,100	541,423
Sears Holdings Corp.*§	500	60,475

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multiline Retail
Target Corp.	438	$24,909
		3,576,157
Office Electronics (0.1%)
Xerox Corp.	8,361	91,135
Oil, Gas & Consumable Fuels (12.2%)
Anadarko Petroleum Corp.	3,800	236,208
Apache Corp.	2,600	264,576
Arch Coal, Inc.	1,200	32,400
Cabot Oil & Gas Corp.	800	28,904
Chesapeake Energy Corp.	4,600	109,480
Chevron Corp.	27,300	2,223,312
Cimarex Energy Co.	700	47,656
CNX Gas Corp.*§	2,700	103,329
Cobalt International Energy, Inc.*	1,300	14,963
Comstock Resources, Inc.*§	400	12,824
Concho Resources, Inc.*§	600	34,092
ConocoPhillips	11,100	657,009
Consol Energy, Inc.	3,600	160,848
Continental Resources, Inc.*§	27,400	1,346,984
Denbury Resources, Inc.*§	2,745	52,567
Devon Energy Corp.	3,300	222,189
El Paso Corp.	3,800	45,980
Enterprise Products Partners LP	14,400	510,624
EOG Resources, Inc.	2,100	235,452
EXCO Resources, Inc.	18,800	348,740
Exxon Mobil Corp.	77,500	5,258,375
Forest Oil Corp.*	500	14,650
Frontline, Ltd.§	1,600	58,400
Hess Corp.	2,200	139,810
Marathon Oil Corp.	5,400	173,610
Murphy Oil Corp.	1,400	84,210
Newfield Exploration Co.*	1,300	75,647
Noble Energy, Inc.	1,300	99,320
Occidental Petroleum Corp.	76,700	6,800,222
Overseas Shipholding Group, Inc.§	300	15,018
Pioneer Natural Resources Co.§	800	51,304
Plains Exploration & Production Co.*	500	14,655
Range Resources Corp.§	1,200	57,312
SandRidge Energy, Inc.*§	1,100	8,261
Southern Union Co.	800	20,904
Spectra Energy Corp.	4,700	109,698
St. Mary Land & Exploration Co.§	300	12,072
Sunoco, Inc.	900	29,502
Teekay Corp.	800	20,040
Tesoro Corp.§	30,300	398,445
The Williams Cos., Inc.	4,600	108,606
Valero Energy Corp.	4,200	87,318

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Whiting Petroleum Corp.*	400	$36,132
XTO Energy, Inc.	4,600	218,592
		20,580,240
Paper & Forest Products (1.8%)
Domtar Corp.*	100	7,084
International Paper Co.	107,500	2,874,550
MeadWestvaco Corp.	1,400	38,038
Schweitzer-Mauduit International, Inc.§	95	5,407
Weyerhaeuser Co.	1,700	84,184
		3,009,263
Personal Products (2.0%)
NBTY, Inc.*	10,000	406,800
The Estee Lauder Cos., Inc. Class A	45,500	2,999,360
		3,406,160
Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	15,600	394,524
Eli Lilly & Co.	4,100	143,377
Endo Pharmaceuticals Holdings, Inc.*	100,600	2,203,140
Forest Laboratories, Inc.*	43,000	1,172,180
Johnson & Johnson	4,700	302,210
King Pharmaceuticals, Inc.*	71,200	697,760
Medicis Pharmaceutical Corp. Class A§	47,068	1,194,586
Merck & Co., Inc.	25,661	899,161
Mylan, Inc.*§	15,300	337,059
Pfizer, Inc.	77,897	1,302,438
Teva Pharmaceutical Industries, Ltd. ADR	3,022	177,482
Watson Pharmaceuticals, Inc.*	800	34,256
		8,858,173
Professional Services (0.0%)
Manpower, Inc.	600	33,660
Verisk Analytics, Inc. Class A*	800	22,416
		56,076
Real Estate Investment Trusts (2.5%)
Alexandria Real Estate Equities, Inc.§	300	21,243
AMB Property Corp.	1,100	30,646
Annaly Capital Management, Inc.	147,200	2,495,040
Apartment Investment & Management Co. Class A§	904	20,259
AvalonBay Communities, Inc.§	531	55,245
Boston Properties, Inc.	1,100	86,746
Brandywine Realty Trust	900	11,466
BRE Properties, Inc.	300	12,528
Camden Property Trust§	400	19,372
Chimera Investment Corp.	20,000	81,400
Corporate Office Properties Trust§	300	12,135
Cousins Properties, Inc.	1	8

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Douglas Emmett, Inc.	900	$15,066
Duke Realty Corp.§	1,700	23,001
EastGroup Properties, Inc.§	200	8,176
Equity Residential	2,200	99,594
Essex Property Trust, Inc.§	300	31,746
Federal Realty Investment Trust§	300	23,217
HCP, Inc.	1,600	51,392
Health Care REIT, Inc.	600	26,958
Hospitality Properties Trust§	1,200	31,788
Host Hotels & Resorts, Inc.§	4,714	76,650
HRPT Properties Trust	1,600	12,544
Kimco Realty Corp.	3,000	46,770
Liberty Property Trust	800	27,048
Mack-Cali Realty Corp.	500	17,180
Nationwide Health Properties, Inc.	400	14,008
Plum Creek Timber Co., Inc.§	800	31,840
ProLogis§	3,500	46,095
Public Storage	279	27,038
Rayonier, Inc.§	3,438	168,393
Realty Income Corp.§	700	22,953
Regency Centers Corp.§	600	24,630
Senior Housing Properties Trust	1,200	26,976
Simon Property Group, Inc.	1,433	127,566
SL Green Realty Corp.	600	37,302
Taubman Centers, Inc.	300	13,011
The Macerich Co.§	654	29,240
UDR, Inc.§	1,130	22,950
Ventas, Inc.	1,300	61,399
Vornado Realty Trust	1,619	134,976
Walter Investment Management Corp.§	36	653
Weingarten Realty Investors§	700	16,184
		4,142,432
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*§	33	797
Forest City Enterprises, Inc. Class A*§	500	7,725
Jones Lang LaSalle, Inc.	300	23,664
		32,186
Road & Rail (0.3%)
CSX Corp.	3,000	168,150
Hertz Global Holdings, Inc.*§	1,500	21,690
Kansas City Southern*	300	12,165
Landstar System, Inc.	286	12,647
Norfolk Southern Corp.	2,500	148,325
Ryder System, Inc.	323	15,026
Union Pacific Corp.	1,900	143,754
		521,757

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	2,200	$19,932
Altera Corp.	13,700	347,432
Applied Materials, Inc.	10,100	139,178
Atmel Corp.*	9,600	52,224
Broadcom Corp. Class A	11,100	382,839
Fairchild Semiconductor International, Inc.*	700	7,854
Integrated Device Technology, Inc.*	1,400	9,254
Intel Corp.	88,600	2,022,738
International Rectifier Corp.*§	100	2,302
Intersil Corp. Class A	300	4,464
KLA-Tencor Corp.	1,400	47,684
Linear Technology Corp.§	400	12,024
LSI Corp.*	5,100	30,702
Marvell Technology Group, Ltd.*	1,600	33,040
Maxim Integrated Products, Inc.	800	15,536
Micron Technology, Inc.*§	5,900	55,165
National Semiconductor Corp.	8,100	119,718
Novellus Systems, Inc.*§	9,100	238,420
PMC-Sierra, Inc.*	1,500	13,275
Texas Instruments, Inc.	600	15,606
Xilinx, Inc.	30,600	788,868
		4,358,255
Software (0.4%)
Activision Blizzard, Inc.	53,100	588,348
Autodesk, Inc.*	700	23,807
CA, Inc.	800	18,248
Compuware Corp.*	2,400	20,640
Microsoft Corp.	700	21,378
Novell, Inc.*	3,500	19,635
Red Hat, Inc.*	400	11,948
Symantec Corp.*	800	13,416
Synopsys, Inc.*	100	2,271
		719,691
Specialty Retail (1.8%)
Aaron's, Inc.§	350	7,900
Abercrombie & Fitch Co. Class A	300	13,119
Advance Auto Parts, Inc.	13,138	592,524
Aeropostale, Inc.*§	24,775	719,451
AutoNation, Inc.*§	700	14,140
Barnes & Noble, Inc.§	500	11,020
Best Buy Co., Inc.	800	36,480
CarMax, Inc.*§	500	12,285
Collective Brands, Inc.*	800	18,760
Foot Locker, Inc.	300	4,605
GameStop Corp. Class A*§	500	12,155
Home Depot, Inc.	11,900	419,475
Lowe's Cos., Inc.	7,500	203,400

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Ltd Brands, Inc.§	600	$16,080
Office Depot, Inc.*	1,800	12,348
Penske Auto Group, Inc.*§	3,500	52,430
RadioShack Corp.	4,600	99,130
Ross Stores, Inc.§	3,400	190,400
The Gap, Inc.	4,100	101,393
The Gymboree Corp.*§	300	14,739
TJX Cos., Inc.	300	13,902
Williams-Sonoma, Inc.§	14,000	403,200
		2,968,936
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc. Class B	427	32,414
Phillips-Van Heusen Corp.	300	18,903
Polo Ralph Lauren Corp.	200	17,980
Skechers U.S.A., Inc. Class A*	17,300	663,455
The Warnaco Group, Inc.*	1,900	90,896
VF Corp.	400	34,568
		858,216
Thrifts & Mortgage Finance (0.1%)
First Niagara Financial Group, Inc.	1,200	16,680
Hudson City Bancorp, Inc.	1,500	19,950
New York Community Bancorp, Inc.§	2,900	47,763
People's United Financial, Inc.	2,600	40,378
TFS Financial Corp.§	200	2,828
Washington Federal, Inc.	600	12,342
		139,941
Tobacco (0.1%)
Lorillard, Inc.	200	15,674
Philip Morris International, Inc.	200	9,816
Reynolds American, Inc.	1,300	69,446
		94,936
Trading Companies & Distributors (0.1%)
MSC Industrial Direct Co., Inc. Class A	1,576	85,876
WESCO International, Inc.*§	400	16,248
		102,124
Water Utilities (0.0%)
American Water Works Co., Inc.	200	4,356
Aqua America, Inc.§	900	16,497
		20,853
Wireless Telecommunication Services (1.5%)
Crown Castle International Corp.*	1,500	56,775
NII Holdings, Inc.*	45,300	1,921,626
Sprint Nextel Corp.*§	83,000	352,750

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services
Syniverse Holdings, Inc.*§	500	$10,040
Telephone & Data Systems, Inc.	2,300	79,718
United States Cellular Corp.*	1,600	67,328
		2,488,237
TOTAL COMMON STOCKS (Cost $152,603,056)		167,147,825
SHORT-TERM INVESTMENTS (11.3%)
State Street Navigator Prime Portfolio§§	16,791,510	16,791,510
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/03/10	$2,264	2,264,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,055,510)		19,055,510
TOTAL INVESTMENTS AT VALUE (110.2%) (Cost $171,658,566)		186,203,335
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.2%)		(17,184,151)
NET ASSETS (100.0%)		$169,019,184

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (1.2%)
AAR Corp.*§	2,300	$56,074
Aerovironment, Inc.*§	900	23,562
American Science and Engineering, Inc.	2,000	150,300
Applied Signal Technology, Inc.§	3,300	61,677
Ceradyne, Inc.*	1,600	35,520
Cubic Corp.§	5,096	190,132
Curtiss-Wright Corp.§	2,500	89,175
Esterline Technologies Corp.*§	1,600	89,248
GenCorp, Inc.*§	12,300	76,506
ITT Corp.	100	5,557
Moog, Inc. Class A*	2,600	96,642
Orbital Sciences Corp.*§	3,300	60,654
Stanley, Inc.*	900	28,467
Teledyne Technologies, Inc.*	2,000	87,200
Triumph Group, Inc.	1,000	77,560
		1,128,274
Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	100	5,527
Forward Air Corp.§	2,600	72,852
HUB Group, Inc. Class A*	2,100	67,221
		145,600
Airlines (2.2%)
Alaska Air Group, Inc.*	44,752	1,853,180
Allegiant Travel Co.*	1,000	51,430
Continental Airlines, Inc. Class B*	4,900	109,515
Skywest, Inc.	5,100	76,398
		2,090,523
Auto Components (0.5%)
Autoliv, Inc.*§	1,600	87,600
Cooper Tire & Rubber Co.§	7,200	152,784
Drew Industries, Inc.*§	1,700	43,605
Spartan Motors, Inc.§	7,000	43,190
Standard Motor Products, Inc.§	4,200	44,772
Superior Industries International, Inc.	7,100	119,706
		491,657
Automobiles (0.3%)
Winnebago Industries, Inc.*§	18,200	302,666
Beverages (0.0%)
The Boston Beer Co., Inc. Class A*§	800	45,608
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	1,000	54,880
Arqule, Inc.*§	6,400	40,768
Cepheid, Inc.*§	1,900	37,981
Cubist Pharmaceuticals, Inc.*	3,436	77,035

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Emergent Biosolutions, Inc.*§	19,100	$310,948
Martek Biosciences Corp.*§	2,100	46,263
Regeneron Pharmaceuticals, Inc.*§	10,533	268,908
Savient Pharmaceuticals, Inc.*§	5,100	73,950
		910,733
Building Products (2.7%)
AAON, Inc.§	2,700	65,178
Ameron International Corp.§	100	6,939
Apogee Enterprises, Inc.§	6,200	85,188
Armstrong World Industries, Inc.*§	18,800	818,740
Gibraltar Industries, Inc.*	6,900	103,638
Griffon Corp.*§	19,134	269,789
Lennox International, Inc.	11,000	497,860
NCI Building Systems, Inc.*§	3,800	52,364
Quanex Building Products Corp.§	8,500	161,500
Simpson Manufacturing Co., Inc.§	10,700	363,693
Universal Forest Products, Inc.§	4,400	185,020
		2,609,909
Capital Markets (0.8%)
Greenhill & Co., Inc.§	100	8,789
Investment Technology Group, Inc.*§	6,290	109,257
LaBranche & Co., Inc.*§	9,800	48,412
optionsXpress Holdings, Inc.*§	2,500	44,375
Piper Jaffray Cos.*§	7,000	275,520
Stifel Financial Corp.*§	1,700	97,461
SWS Group, Inc.	5,900	65,313
TradeStation Group, Inc.*§	8,100	67,716
		716,843
Chemicals (3.0%)
A. Schulman, Inc.§	5,876	152,835
American Vanguard Corp.§	5,000	40,500
Arch Chemicals, Inc.§	1,400	47,614
Ashland, Inc.	24,300	1,447,308
Balchem Corp.§	6,450	167,313
Calgon Carbon Corp.*§	3,534	54,777
H.B. Fuller Co.	2,800	65,660
Lubrizol Corp.	100	9,034
NewMarket Corp.	4,200	462,000
OM Group, Inc.*§	1,800	67,950
PolyOne Corp.*§	9,000	101,790
Quaker Chemical Corp.§	2,314	72,821
Stepan Co.§	1,700	128,775
Zep, Inc.§	4,800	88,512
		2,906,889

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks (4.5%)
Bank of the Ozarks, Inc.§	4,500	$173,115
Boston Private Financial Holdings, Inc.§	14,400	114,192
City Holding Co.§	900	31,536
Columbia Banking System, Inc.§	6,500	146,120
Community Bank System, Inc.§	2,200	54,274
East West Bancorp, Inc.§	5,930	116,169
First Bancorp§	14,400	30,528
First Commonwealth Financial Corp.§	17,640	115,542
First Financial Bancorp§	10,100	193,011
First Financial Bankshares, Inc.§	8,947	478,485
First Midwest Bancorp, Inc.§	10,150	154,280
FNB Corp.§	6,300	58,716
Fulton Financial Corp.§	5,800	60,900
Glacier Bancorp, Inc.§	4,030	74,515
Hancock Holding Co.§	1,600	65,408
Home Bancshares, Inc.§	1,100	30,932
Independent Bank Corp./MA§	4,700	121,918
M&T Bank Corp.§	17	1,485
Nara Bancorp, Inc.*§	7,200	64,800
National Penn Bancshares, Inc.§	23,200	169,824
NBT Bancorp, Inc.§	2,400	58,728
Old National Bancorp§	7,000	93,870
Pinnacle Financial Partners, Inc.*§	2,900	44,312
PrivateBancorp, Inc.§	9,100	130,312
Prosperity Bancshares, Inc.§	400	15,688
S&T Bancorp, Inc.§	10,600	254,930
Signature Bank*§	2,200	88,836
Simmons First National Corp. Class A§	3,500	98,280
Sterling Bancorp§	5,700	61,047
Sterling Bancshares, Inc.§	22,125	130,095
Susquehanna Bancshares, Inc.§	16,300	177,670
Tompkins Financial Corp.§	1,980	80,428
Trustmark Corp.§	300	7,344
UMB Financial Corp.§	1,700	71,604
Umpqua Holdings Corp.§	10,975	163,966
United Bankshares, Inc.§	3,800	110,352
United Community Banks, Inc.*§	19,102	111,556
Webster Financial Corp.§	8,800	182,336
Western Alliance Bancorp*§	83	722
Whitney Holding Corp.§	5,300	72,610
Wilshire Bancorp, Inc.§	4,400	47,784
Wintrust Financial Corp.§	2,100	78,330
		4,336,550
Commercial Services & Supplies (2.4%)
ABM Industries, Inc.§	2,520	54,155
ATC Technology Corp.*§	8,400	171,696
Bowne & Co., Inc.§	22,500	251,550
Consolidated Graphics, Inc.*§	10,459	438,337

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
G&K Services, Inc. Class A§	4,186	$115,073
Healthcare Services Group, Inc.§	7,300	156,877
Interface, Inc. Class A§	18,500	241,980
Mine Safety Appliances Co.§	3,000	88,170
Mobile Mini, Inc.*§	8,000	132,960
SYKES Enterprises, Inc.*§	16,200	368,226
Tetra Tech., Inc.*	3,700	90,095
The Geo Group, Inc.*§	3,200	67,776
The Standard Register Co.§	3,000	15,450
United Stationers, Inc.*	1,500	91,830
Viad Corp.§	1,500	35,100
		2,319,275
Communications Equipment (1.1%)
Acme Packet, Inc.*	4,900	128,086
Arris Group, Inc.*	8,084	99,353
Bel Fuse, Inc. Class B§	2,548	59,674
Black Box Corp.	2,200	68,618
Blue Coat Systems, Inc.*§	2,400	78,072
CommScope, Inc.*	1,300	42,354
Comtech Telecommunications Corp.*§	1,700	53,108
Digi International, Inc.*§	4,900	52,479
EMS Technologies, Inc.*§	3,700	58,793
Emulex Corp.*	700	8,225
Harmonic, Inc.*	5,800	39,672
Netgear, Inc.*§	2,300	62,238
Network Equipment Technologies, Inc.*§	6,500	33,345
PC-Tel, Inc.*§	1,900	12,369
Plantronics, Inc.§	200	6,640
Symmetricom, Inc.*§	10,600	70,278
Tekelec*§	3,600	65,268
Viasat, Inc.*§	2,300	81,535
		1,020,107
Computers & Peripherals (1.5%)
3PAR, Inc.*§	400	3,732
Adaptec, Inc.*§	26,900	83,121
Avid Technology, Inc.*§	9,000	131,400
Compellent Technologies, Inc.*§	5,100	64,107
Hutchinson Technology, Inc.*§	5,400	32,886
Intermec, Inc.*§	5,200	59,644
Intevac, Inc.*§	4,700	65,424
Lexmark International, Inc. Class A*§	14,000	518,700
Novatel Wireless, Inc.*§	7,600	52,060
SanDisk Corp.*	2,500	99,725
Stratasys, Inc.*	4,400	104,896
Synaptics, Inc.*§	2,760	84,511
Teradata Corp.*	3,500	101,745
		1,401,951

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering (0.4%)
Comfort Systems USA, Inc.§	8,100	$114,048
Dycom Industries, Inc.*	8,700	92,394
EMCOR Group, Inc.*§	3,600	102,816
Insituform Technologies, Inc. Class A*	4,000	95,880
Orion Marine Group, Inc.*§	100	1,896
		407,034
Construction Materials (0.2%)
Eagle Materials, Inc.§	2,400	76,488
Headwaters, Inc.*	12,200	73,200
Texas Industries, Inc.§	1,582	59,863
		209,551
Consumer Finance (0.3%)
Cash America International, Inc.§	1,700	63,002
EZCORP, Inc. Class A*	2,900	60,059
First Cash Financial Services, Inc.*	2,600	57,356
World Acceptance Corp.*§	3,600	127,008
		307,425
Containers & Packaging (0.3%)
Myers Industries, Inc.§	6,100	66,246
Rock-Tenn Co. Class A§	2,100	108,360
Temple-Inland, Inc.	4,100	95,612
		270,218
Distributors (0.0%)
Audiovox Corp. Class A*§	2,200	20,482
Diversified Consumer Services (2.3%)
American Public Education, Inc.*§	1,100	46,585
Capella Education Co.*§	800	72,496
Career Education Corp.*§	2,700	79,029
Coinstar, Inc.*§	1,800	79,848
Corinthian Colleges, Inc.*§	104,900	1,638,538
DeVry, Inc.§	100	6,239
H&R Block, Inc.	300	5,493
Hillenbrand, Inc.	3,516	86,423
ITT Educational Services, Inc.*§	500	50,565
Lincoln Educational Services Corp.*	100	2,496
Pre-Paid Legal Services, Inc.*§	1,500	66,705
Regis Corp.§	100	1,912
Universal Technical Institute, Inc.*	4,500	107,820
		2,244,149
Diversified Financial Services (0.6%)
Interactive Brokers Group, Inc. Class A*§	16,500	282,810
MSCI, Inc. Class A*	200	6,930
PHH Corp.*	10,200	231,438

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services
Portfolio Recovery Associates, Inc.*§	1,000	$66,470
		587,648
Diversified Telecommunication Services (0.6%)
Cbeyond, Inc.*§	5,800	89,204
Consolidated Communications Holdings, Inc.§	1,900	35,245
General Communication, Inc. Class A*§	6,100	37,515
Iowa Telecommunications Services, Inc.§	2,100	35,364
Neutral Tandem, Inc.*§	19,600	332,220
Premiere Global Services, Inc.*§	2,300	21,551
		551,099
Electric Utilities (0.3%)
Allete, Inc.§	1,600	58,352
Central Vermont Public Service Corp.§	2,500	54,525
El Paso Electric Co.*§	2,400	51,000
UIL Holdings Corp.	1,700	49,351
Unisource Energy Corp.§	2,100	69,972
		283,200
Electrical Equipment (2.3%)
A.O. Smith Corp.	1,300	67,119
Acuity Brands, Inc.§	2,300	103,983
AZZ, Inc.§	700	28,434
Baldor Electric Co.§	2,200	84,502
Belden, Inc.	10,400	285,584
Brady Corp. Class A§	2,900	99,644
Encore Wire Corp.§	1,100	24,431
EnerSys*	500	12,940
General Cable Corp.*	48,500	1,385,645
II-VI, Inc.*§	1,900	68,134
Powell Industries, Inc.*§	400	13,432
Regal-Beloit Corp.§	100	6,327
Vicor Corp.*§	4,400	66,528
		2,246,703
Electronic Equipment, Instruments & Components (3.5%)
Agilysys, Inc.§	4,700	50,995
Anixter International, Inc.*§	1,600	83,840
Benchmark Electronics, Inc.*	3,416	73,922
Brightpoint, Inc.*§	29,400	237,846
Checkpoint Systems, Inc.*§	5,100	115,209
Cognex Corp.	6,400	133,824
CTS Corp.	7,300	76,650
Daktronics, Inc.§	7,900	66,202
DTS, Inc.*§	3,800	126,312
Electro Scientific Industries, Inc.*§	5,900	81,243
FARO Technologies, Inc.*§	3,700	93,277
Gerber Scientific, Inc.*§	5,500	39,600

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components
Insight Enterprises, Inc.*§	9,900	$148,797
Jabil Circuit, Inc.§	18,600	284,952
Littelfuse, Inc.*§	4,400	185,812
Mercury Computer Systems, Inc.*§	5,100	65,586
Methode Electronics, Inc.§	7,900	87,690
MTS Systems Corp.§	3,700	110,519
Newport Corp.*§	8,100	95,823
Park Electrochemical Corp.§	4,400	132,924
Plexus Corp.*	2,500	92,625
Radisys Corp.*§	5,400	52,866
Rogers Corp.*§	3,600	120,492
Sanmina-SCI Corp.*	11,600	206,828
Scansource, Inc.*§	1,600	44,576
SYNNEX Corp.*§	1,200	32,904
Tech Data Corp.*	145	6,221
Technitrol, Inc.	9,300	50,220
TTM Technologies, Inc.*§	9,600	104,256
Vishay Intertechnology, Inc.*	35,100	365,391
		3,367,402
Energy Equipment & Services (3.8%)
Bristow Group, Inc.*§	2,100	81,291
CARBO Ceramics, Inc.§	1,105	80,941
Complete Production Services, Inc.*§	53,100	801,279
Dresser-Rand Group, Inc.*§	215	7,585
Dril-Quip, Inc.*§	1,700	98,481
FMC Technologies, Inc.*	1,700	115,073
Global Industries, Ltd.*§	44,958	301,219
Gulf Island Fabrication, Inc.	2,800	67,116
Helix Energy Solutions Group, Inc.*	64,300	937,494
Hornbeck Offshore Services, Inc.*§	1,300	31,811
ION Geophysical Corp.*	25,800	155,058
Lufkin Industries, Inc.§	900	76,617
Matrix Service Co.*	5,900	62,717
Oil States International, Inc.*	2,700	130,437
Pioneer Drilling Co.*	11,866	87,096
Rowan Cos., Inc.*§	12,800	381,440
SEACOR Holdings, Inc.*§	1,240	104,371
Superior Well Services, Inc.*§	4,100	59,450
Tetra Technologies, Inc.*§	5,000	61,450
		3,640,926
Food & Staples Retailing (0.6%)
Casey's General Stores, Inc.§	2,800	108,164
Great Atlantic & Pacific Tea Co.*§	17,400	140,070
Nash Finch Co.§	900	31,518
Spartan Stores, Inc.§	1,400	21,126
The Andersons, Inc.	4,181	151,101
United Natural Foods, Inc.*§	2,500	76,725

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing
Weis Markets, Inc.§	100	$3,728
		532,432
Food Products (2.6%)
Cal-Maine Foods, Inc.	700	23,366
Calavo Growers, Inc.§	2,600	45,084
Chiquita Brands International, Inc.*§	49,100	738,464
Darling International, Inc.*	11,300	107,237
Diamond Foods, Inc.§	1,700	72,607
J & J Snack Foods Corp.§	5,900	274,881
Lancaster Colony Corp.§	14,002	769,690
Lance, Inc.	5,900	136,762
Mead Johnson Nutrition Co.	2,488	128,406
Sanderson Farms, Inc.§	1,200	68,004
The Hain Celestial Group, Inc.*§	2,400	47,472
TreeHouse Foods, Inc.*§	2,000	84,580
		2,496,553
Gas Utilities (0.5%)
New Jersey Resources Corp.§	2,200	83,006
Nicor, Inc.§	100	4,351
Northwest Natural Gas Co.§	1,400	66,346
Piedmont Natural Gas Co., Inc.§	3,800	104,500
South Jersey Industries, Inc.§	1,600	72,176
Southwest Gas Corp.	2,500	77,750
The Laclede Group, Inc.	1,200	40,896
WGL Holdings, Inc.§	100	3,574
		452,599
Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.*§	4,900	126,959
Align Technology, Inc.*§	31,600	536,568
American Medical Systems Holdings, Inc.*§	8,000	143,360
Analogic Corp.	800	38,256
Cantel Medical Corp.§	3,000	59,880
Conmed Corp.*§	1,800	40,032
CryoLife, Inc.*§	6,900	42,159
Cyberonics, Inc.*§	5,205	101,654
ev3, Inc.*	6,800	130,084
Greatbatch, Inc.*§	11,240	251,102
Haemonetics Corp.*§	1,400	81,004
ICU Medical, Inc.*	1,000	35,610
Immucor, Inc.*§	400	8,564
Integra LifeSciences Holdings*	1,200	54,516
Invacare Corp.§	2,500	66,075
Kensey Nash Corp.*§	2,600	58,890
Meridian Bioscience, Inc.§	5,200	103,948
Merit Medical Systems, Inc.*§	6,300	101,871
Natus Medical, Inc.*§	6,300	107,352

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Neogen Corp.*§	5,250	$138,022
Palomar Medical Technologies, Inc.*§	4,400	55,264
SurModics, Inc.*§	3,900	72,540
Symmetry Medical, Inc.*§	7,800	90,168
The Cooper Cos., Inc.§	2,400	93,336
West Pharmaceutical Services, Inc.§	1,800	75,330
Zoll Medical Corp.*	4,700	143,585
		2,756,129
Health Care Providers & Services (4.6%)
Air Methods Corp.*§	2,300	76,084
Almost Family, Inc.*§	1,785	75,613
Amedisys, Inc.*§	1,700	97,886
AMERIGROUP Corp.*§	2,900	105,096
AMN Healthcare Services, Inc.*§	7,000	63,980
Amsurg Corp.*§	1,800	37,296
Bio-Reference Laboratories, Inc.*§	5,000	117,000
Catalyst Health Solutions, Inc.*	2,104	89,020
Centene Corp.*§	2,855	65,379
Chemed Corp.§	1,300	71,513
Corvel Corp.*§	1,500	49,950
Cross Country Healthcare, Inc.*§	7,310	73,246
Genoptix, Inc.*§	4,600	177,974
Gentiva Health Services, Inc.*§	4,420	126,766
Hanger Orthopedic Group, Inc.*§	7,000	130,480
Healthspring, Inc.*	2,715	47,784
Healthways, Inc.*	7,100	115,659
HMS Holdings Corp.*§	1,500	80,250
Humana, Inc.*	5,200	237,744
inVentiv Health, Inc.*	7,400	170,422
IPC The Hospitalist Co.*	3,100	96,224
Laboratory Corp. of America Holdings*§	100	7,857
Landauer, Inc.§	1,800	122,670
LCA-Vision, Inc.*§	3,900	32,877
LHC Group, Inc.*§	16,600	566,060
Magellan Health Services, Inc.*	1,894	79,946
Medcath Corp.*§	4,300	42,742
Mednax, Inc.*§	2,600	142,844
Molina Healthcare, Inc.*§	900	26,253
MWI Veterinary Supply, Inc.*	2,700	113,265
Odyssey HealthCare, Inc.*	7,400	154,142
PharMerica Corp.*§	31,000	598,300
PSS World Medical, Inc.*§	3,400	79,662
RehabCare Group, Inc.*	1,586	45,233
Res-Care, Inc.*§	5,950	69,258
WellCare Health Plans, Inc.*	8,300	237,629
		4,424,104

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Technology (0.4%)
Computer Programs & Systems, Inc.§	2,100	$94,626
Eclipsys Corp.*§	3,800	78,584
Omnicell, Inc.*§	7,000	93,450
Phase Forward, Inc.*	3,700	62,197
Quality Systems, Inc.§	1,147	73,419
		402,276
Hotels, Restaurants & Leisure (3.2%)
Ameristar Casinos, Inc.§	3,900	73,437
BJ's Restaurants, Inc.*§	4,500	108,585
Bob Evans Farms, Inc.	15,600	482,508
Brinker International, Inc.	800	14,816
Buffalo Wild Wings, Inc.*§	812	33,568
California Pizza Kitchen, Inc.*	5,500	112,750
CEC Entertainment, Inc.*§	1,300	50,765
CKE Restaurants, Inc.	4,400	54,296
Cracker Barrel Old Country Store, Inc.§	1,400	69,118
DineEquity, Inc.*§	20,000	822,600
Interval Leisure Group, Inc.*§	9,200	136,068
Jack in the Box, Inc.*§	2,900	68,208
Landry's Restaurants, Inc.*§	2,000	46,180
Marcus Corp.§	4,600	59,110
Multimedia Games, Inc.*§	6,100	27,877
O'Charley's, Inc.*§	4,600	43,930
P.F. Chang's China Bistro, Inc.*	1,300	56,732
Papa John's International, Inc.*	1,200	32,880
Peet's Coffee & Tea, Inc.*§	3,000	118,860
Pinnacle Entertainment, Inc.*	13,700	185,361
Red Robin Gourmet Burgers, Inc.*§	3,400	82,994
Ruby Tuesday, Inc.*§	14,100	157,779
Ruth's Hospitality Group, Inc.*	6,000	32,580
Shuffle Master, Inc.*§	12,000	115,200
Sonic Corp.*§	3,500	40,985
Texas Roadhouse, Inc. Class A*§	3,000	44,340
The Cheesecake Factory, Inc.*§	300	8,151
		3,079,678
Household Durables (2.0%)
American Greetings Corp. Class A§	700	17,192
Blyth, Inc.§	2,900	167,156
Ethan Allen Interiors, Inc.	9,500	191,900
Helen of Troy, Ltd.*§	6,700	180,967
Kid Brands, Inc.*§	3,600	35,892
La-Z-Boy, Inc.*§	51,100	666,344
Leggett & Platt, Inc.§	636	15,601
M/I Homes, Inc.*§	4,000	62,400
Meritage Homes Corp.*§	3,400	80,852
National Presto Industries, Inc.§	1,200	134,364
Skyline Corp.§	1,600	37,296

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables
Standard Pacific Corp.*§	20,700	$132,687
Tempur-Pedic International, Inc.*	300	10,110
Universal Electronics, Inc.*	1,800	38,196
Whirlpool Corp.	1,600	174,192
		1,945,149
Household Products (0.2%)
Central Garden & Pet Co. Class A*§	14,000	144,620
WD-40 Co.§	2,000	70,460
		215,080
Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	4,200	148,470
Industrial Conglomerates (0.2%)
Standex International Corp.	2,748	65,595
Tredegar Corp.	8,100	138,186
		203,781
Insurance (1.5%)
American Physicians Capital, Inc.§	1,800	60,192
AMERISAFE, Inc.*	3,900	66,690
Delphi Financial Group, Inc. Class A§	2,800	77,000
eHealth, Inc.*§	2,300	31,533
Employers Holdings, Inc.	6,200	102,176
Infinity Property & Casualty Corp.	2,500	115,325
National Financial Partners Corp.*§	9,200	141,588
Navigators Group, Inc.*	900	36,117
Presidential Life Corp.§	2,348	27,659
ProAssurance Corp.*§	1,800	109,710
RLI Corp.§	900	52,200
Safety Insurance Group, Inc.	1,912	71,299
Selective Insurance Group, Inc.	18,690	312,310
Stewart Information Services Corp.	4,200	47,796
Tower Group, Inc.§	2,500	57,650
United Fire & Casualty Co.§	2,575	58,890
Zenith National Insurance Corp.§	2,300	86,986
		1,455,121
Internet & Catalog Retail (0.9%)
Blue Nile, Inc.*§	900	48,591
Expedia, Inc.§	15,900	375,399
HSN, Inc.*§	8,700	262,131
NutriSystem, Inc.§	1,700	32,861
PetMed Express, Inc.§	5,100	112,914
		831,896

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services (0.8%)
comScore, Inc.*	5,200	$94,380
DealerTrack Holdings, Inc.*§	5,900	89,975
Infospace, Inc.*§	7,700	80,619
j2 Global Communications, Inc.*§	2,500	60,200
Open Text Corp.*§	28	1,180
Perficient, Inc.*§	6,400	79,808
Sohu.com, Inc.*§	2,000	96,300
Stamps.com, Inc.*§	2,900	30,740
The Knot, Inc.*§	6,300	51,093
United Online, Inc.§	11,500	91,655
ValueClick, Inc.*§	10,900	112,052
		788,002
IT Services (2.9%)
CACI International, Inc. Class A*§	1,600	75,888
Ciber, Inc.*§	16,800	66,696
CSG Systems International, Inc.*§	15,061	342,186
Cybersource Corp.*	4,500	115,560
Fidelity National Information Services, Inc.	11,200	294,448
Forrester Research, Inc.*	2,200	70,642
Gartner, Inc.*§	19,419	467,610
Global Cash Access Holdings, Inc.*	12,430	107,892
Heartland Payment Systems, Inc.§	2,100	38,598
Integral Systems, Inc.*§	3,900	34,008
MAXIMUS, Inc.	1,000	61,910
NCI, Inc. Class A*§	1,500	42,615
NeuStar, Inc. Class A*§	400	9,788
StarTek, Inc.*§	1,300	8,814
TeleTech Holdings, Inc.*§	2,000	33,100
VeriFone Holdings, Inc.*§	50,100	953,403
Wright Express Corp.*§	2,185	74,224
		2,797,382
Leisure Equipment & Products (1.5%)
Arctic Cat, Inc.*§	2,700	39,825
Brunswick Corp.§	20,800	434,720
Callaway Golf Co.§	33,700	316,443
Jakks Pacific, Inc.*§	22,700	347,083
Polaris Industries, Inc.§	2,000	118,340
Pool Corp.	2,700	66,231
RC2 Corp.*	4,600	84,502
Sturm, Ruger & Co., Inc.§	4,100	68,429
		1,475,573
Life Sciences Tools & Services (0.6%)
Cambrex Corp.*§	7,200	31,608
Dionex Corp.*§	3,900	318,123
Enzo Biochem, Inc.*§	8,100	48,357
eResearchTechnology, Inc.*§	9,300	68,541

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Life Sciences Tools & Services
Kendle International, Inc.*§	3,500	$57,925
Paraxel International Corp.*	3,700	87,246
		611,800
Machinery (3.1%)
Actuant Corp. Class A§	3,900	89,427
Albany International Corp. Class A§	3,400	86,598
Astec Industries, Inc.*§	1,200	39,744
Badger Meter, Inc.§	6,000	248,160
Barnes Group, Inc.§	2,500	52,000
Briggs & Stratton Corp.§	4,000	94,960
Cascade Corp.§	2,700	94,122
CIRCOR International, Inc.§	2,300	79,258
CLARCOR, Inc.	2,800	105,896
Colfax Corp.*§	1,200	15,660
Donaldson Co., Inc.§	3,200	148,160
EnPro Industries, Inc.*§	4,700	148,426
ESCO Technologies, Inc.§	5,100	157,335
Gardner Denver, Inc.	3,000	150,870
Graco, Inc.§	11,100	384,948
John Bean Technologies Corp.§	6,300	115,731
Kaydon Corp.§	1,900	79,097
Lindsay Corp.§	3,269	124,320
Lydall, Inc.*	1,900	15,314
Mueller Industries, Inc.§	2,100	62,265
Oshkosh Corp.*	9,500	366,890
Robbins & Myers, Inc.§	1,982	51,354
Tennant Co.§	730	25,178
The Middleby Corp.*§	200	12,224
Toro Co.§	1,900	108,186
WABCO Holdings, Inc.*	155	5,144
Watts Water Technologies, Inc. Class A§	3,300	117,084
		2,978,351
Media (1.1%)
Arbitron, Inc.§	1,500	46,215
Dolan Media Co.*	1,400	16,646
E.W. Scripps Co. Class A*§	7,500	82,050
Harte-Hanks, Inc.§	1,165	16,776
John Wiley & Sons, Inc. Class A§	319	13,484
Liberty Media Corp. - Capital Series A*	8,100	358,587
Live Nation, Inc.*§	29,426	461,694
Scholastic Corp.§	1,500	40,515
Valassis Communications, Inc.*	300	9,807
World Wrestling Entertainment, Inc. Class A§	1,200	21,900
		1,067,674

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Metals & Mining (0.5%)
A.M. Castle & Co.*§	3,900	$53,508
AMCOL International Corp.§	1,400	40,236
Brush Engineered Materials, Inc.*	4,600	136,758
Century Aluminum Co.*§	3,700	49,876
Hecla Mining Co.*§	5,400	32,238
Olympic Steel, Inc.§	2,000	63,560
Reliance Steel & Aluminum Co.	100	4,881
RTI International Metals, Inc.*§	1,700	45,985
Worthington Industries, Inc.§	2,055	32,818
		459,860
Multi-Utilities (0.3%)
Avista Corp.§	3,200	69,216
CH Energy Group, Inc.§	3,414	141,408
NorthWestern Corp.§	1,800	54,396
NSTAR§	150	5,490
		270,510
Multiline Retail (1.1%)
99 Cents Only Stores*	3,412	52,954
Big Lots, Inc.*	100	3,820
Fred's, Inc. Class A§	26,000	361,140
Macy's, Inc.	25,800	598,560
Nordstrom, Inc.§	100	4,133
Tuesday Morning Corp.*§	7,300	41,245
		1,061,852
Oil, Gas & Consumable Fuels (1.6%)
ATP Oil & Gas Corp.*§	17,500	319,550
Brigham Exploration Co.*	33,900	661,389
Consol Energy, Inc.	200	8,936
Holly Corp.§	2,300	62,100
Penn Virginia Corp.§	2,700	68,877
Petroleum Development Corp.*	1,300	30,433
Petroquest Energy, Inc.*§	11,600	68,556
St. Mary Land & Exploration Co.§	3,500	140,840
Stone Energy Corp.*§	2,500	40,750
Swift Energy Co.*§	2,200	79,596
World Fuel Services Corp.§	3,200	90,976
		1,572,003
Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*	14,487	204,557
Clearwater Paper Corp.*§	1,300	82,784
Deltic Timber Corp.§	2,000	105,240
Neenah Paper, Inc.§	2,000	35,000
Schweitzer-Mauduit International, Inc.§	1,020	58,058
Wausau Paper Corp.*§	9,100	80,535
		566,174

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Personal Products (0.0%)
The Estee Lauder Cos., Inc. Class A	600	$39,552
Pharmaceuticals (3.6%)
Endo Pharmaceuticals Holdings, Inc.*	3,900	85,410
Medicis Pharmaceutical Corp. Class A	112,614	2,858,143
Mylan, Inc.*§	200	4,406
Par Pharmaceutical Cos., Inc.*	1,900	51,566
Salix Pharmaceuticals, Ltd.*§	3,000	120,600
Viropharma, Inc.*§	23,591	300,078
		3,420,203
Professional Services (0.9%)
Administaff, Inc.§	3,200	70,848
CDI Corp.§	3,200	55,776
Exponent, Inc.*§	3,000	89,430
Heidrick & Struggles International, Inc.	3,800	100,358
Kelly Services, Inc. Class A*§	5,900	94,872
Navigant Consulting, Inc.*	2,000	25,760
On Assignment, Inc.*§	8,600	60,458
School Specialty, Inc.*§	3,500	82,110
SFN Group, Inc.*	10,000	85,500
TrueBlue, Inc.*§	9,900	156,321
Volt Information Sciences, Inc.*§	3,000	37,620
		859,053
Real Estate Investment Trusts (5.2%)
Acadia Realty Trust§	2,912	55,561
American Campus Communities, Inc.§	10,300	290,151
BioMed Realty Trust, Inc.§	14,400	266,544
CBL & Associates Properties, Inc.	3,400	49,640
Cedar Shopping Centers, Inc.	11,200	89,152
Colonial Properties Trust§	6,600	104,082
Cousins Properties, Inc.§	3,959	31,910
Developers Diversified Realty Corp.	29,700	365,013
DiamondRock Hospitality Co.*§	20,191	221,899
DuPont Fabros Technology, Inc.	1,100	24,387
EastGroup Properties, Inc.§	1,500	61,320
Entertainment Properties Trust	3,400	148,648
Equity Lifestyle Properties, Inc.	3,000	166,530
Extra Space Storage, Inc.§	14,000	210,280
Franklin Street Properties Corp.§	15,700	231,418
Hatteras Financial Corp.§	300	8,001
Healthcare Realty Trust, Inc.§	5,500	132,770
Home Properties, Inc.§	2,600	129,194
Inland Real Estate Corp.§	19,500	183,690
Kilroy Realty Corp.§	2,700	94,662
Kite Realty Group Trust	14,900	80,758
LaSalle Hotel Properties§	3,800	100,130
Lexington Realty Trust§	24,469	173,241

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
LTC Properties, Inc.	5,300	$147,870
Medical Properties Trust, Inc.§	18,600	186,930
Mid-America Apartment Communities, Inc.§	1,700	93,959
National Retail Properties, Inc.§	4,500	105,885
Nationwide Health Properties, Inc.§	200	7,004
Parkway Properties, Inc.§	4,900	96,530
Pennsylvania Real Estate Investment Trust§	8,900	140,531
Post Properties, Inc.§	3,000	77,280
Potlatch Corp.§	13,720	513,951
PS Business Parks, Inc.§	1,400	84,000
Rayonier, Inc.§	278	13,616
Sovran Self Storage, Inc.§	2,100	77,469
Sunstone Hotel Investors, Inc.*	900	11,457
Tanger Factory Outlet Centers, Inc.§	2,400	99,840
Urstadt Biddle Properties, Class A§	4,700	79,242
		4,954,545
Real Estate Management & Development (0.2%)
Forestar Group, Inc.*§	8,100	182,574
Road & Rail (0.3%)
Arkansas Best Corp.§	1,500	45,690
Heartland Express, Inc.§	3,100	51,274
Knight Transportation, Inc.§	3,357	71,470
Landstar System, Inc.§	181	8,004
Marten Transport, Ltd.*	1,500	32,775
Old Dominion Freight Line, Inc.*§	1,700	60,996
		270,209
Semiconductors & Semiconductor Equipment (5.9%)
Actel Corp.*§	5,800	90,016
Advanced Energy Industries, Inc.*	7,700	113,344
Altera Corp.§	29,900	758,264
ATMI, Inc.*§	4,700	85,211
Brooks Automation, Inc.*§	14,700	142,884
Cabot Microelectronics Corp.*§	1,400	53,704
Cohu, Inc.§	5,400	87,210
Cymer, Inc.*	1,900	64,885
Cypress Semiconductor Corp.*§	8,800	113,432
Diodes, Inc.*	3,700	79,439
DSP Group, Inc.*§	4,900	40,033
Exar Corp.*§	9,300	68,727
FEI Co.*§	6,000	135,000
Hittite Microwave Corp.*§	1,300	66,664
Kopin Corp.*§	14,900	62,729
Kulicke & Soffa Industries, Inc.*§	15,700	128,740
Micrel, Inc.§	4,900	57,183
Microsemi Corp.*§	4,703	77,882
MKS Instruments, Inc.*§	4,000	90,720

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
NVIDIA Corp.*§	300	$4,716
Pericom Semiconductor Corp.*	6,000	70,080
Rudolph Technologies, Inc.*§	6,600	62,898
Semtech Corp.*§	260	4,719
Sigma Designs, Inc.*§	6,100	72,346
Skyworks Solutions, Inc.*§	9,800	165,032
Standard Microsystems Corp.*	4,900	125,832
Supertex, Inc.*§	3,019	81,543
Tessera Technologies, Inc.*§	4,100	83,148
TriQuint Semiconductor, Inc.*	27,100	204,334
Ultratech, Inc.*§	5,500	80,795
Varian Semiconductor Equipment Associates, Inc.*	4,100	135,054
Veeco Instruments, Inc.*§	50,200	2,208,298
		5,614,862
Software (2.7%)
Advent Software, Inc.*	4,400	198,792
ANSYS, Inc.*	2,916	131,220
Ariba, Inc.*§	100	1,427
AsiaInfo Holdings, Inc.*§	4,600	130,686
Blackbaud, Inc.§	3,600	82,980
CommVault Systems, Inc.*	6,600	138,270
Concur Technologies, Inc.*§	2,369	99,285
Ebix, Inc.*§	6,600	107,382
Epicor Software Corp.*§	9,600	88,128
EPIQ Systems, Inc.*§	2,900	34,945
Fair Isaac Corp.§	300	6,318
Interactive Intelligence, Inc.*§	2,800	55,356
JDA Software Group, Inc.*	2,832	81,845
Manhattan Associates, Inc.*§	5,200	149,032
Netscout Systems, Inc.*	4,800	69,696
Pegasystems, Inc.§	200	6,334
Progress Software Corp.*§	2,300	74,175
Radiant Systems, Inc.*§	6,100	85,827
Red Hat, Inc.*	100	2,987
Smith Micro Software, Inc.*§	7,100	67,379
Sonic Solutions*	6,700	84,085
Take-Two Interactive Software, Inc.*§	30,400	330,448
Taleo Corp. Class A*§	2,400	62,352
THQ, Inc.*§	15,200	115,520
TiVo, Inc.*§	800	14,016
Tyler Technologies, Inc.*§	15,700	267,528
Ultimate Software Group, Inc.*§	500	16,725
Websense, Inc.*§	2,300	52,371
		2,555,109

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (6.7%)
Advance Auto Parts, Inc.	200	$9,020
Aeropostale, Inc.*§	46,349	1,345,975
Big 5 Sporting Goods Corp.§	4,600	77,970
Brown Shoe Co., Inc.§	9,400	176,720
Cabela's, Inc.*§	2,200	39,952
Christopher & Banks Corp.	7,700	75,383
Collective Brands, Inc.*§	4,300	100,835
GameStop Corp. Class A*§	300	7,293
Genesco, Inc.*§	4,800	159,792
Group 1 Automotive, Inc.*§	19,600	608,580
Haverty Furniture Cos., Inc.§	4,100	66,830
Hibbett Sports, Inc.*§	1,700	46,750
HOT Topic, Inc.§	40,252	307,525
J. Crew Group, Inc.*§	100	4,647
Jo-Ann Stores, Inc.*§	1,500	66,180
JOS. A. Bank Clothiers, Inc.*§	977	59,460
Lumber Liquidators Holdings, Inc.*§	3,400	103,564
MarineMax, Inc.*§	5,100	56,865
Midas, Inc.*§	2,700	31,077
Monro Muffler, Inc.§	2,000	71,720
OfficeMax, Inc.*§	75,200	1,428,800
PEP Boys-Manny, Moe & Jack§	10,600	132,818
Rent-A-Center, Inc.*§	5,500	142,010
Ross Stores, Inc.§	1,000	56,000
Sonic Automotive, Inc. Class A*§	8,400	89,712
Stage Stores, Inc.	8,112	123,708
Stein Mart, Inc.*§	6,300	59,724
The Buckle, Inc.§	1,350	48,843
The Cato Corp. Class A§	4,700	111,625
The Children's Place Retail Stores, Inc.*§	1,500	68,730
The Dress Barn, Inc.*§	5,220	144,490
The Finish Line, Inc. Class A	10,900	175,599
The Gymboree Corp.*§	1,600	78,608
The Men's Wearhouse, Inc.§	2,900	68,527
Tractor Supply Co.§	2,000	134,340
Zale Corp.*§	4,800	15,648
Zumiez, Inc.*§	4,500	83,520
		6,378,840
Textiles, Apparel & Luxury Goods (2.0%)
Carter's, Inc.*	3,300	106,326
CROCS, Inc.*§	19,400	187,404
Deckers Outdoor Corp.*	800	112,464
Iconix Brand Group, Inc.*§	4,000	69,040
Jones Apparel Group, Inc.§	22,700	493,952
K-Swiss, Inc. Class A*§	2,900	36,076
Liz Claiborne, Inc.*	5,500	48,070
Lululemon Athletica, Inc.*§	300	11,286
Maidenform Brands, Inc.*	4,494	102,553

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods
Movado Group, Inc.*§	4,200	$52,122
Oxford Industries, Inc.§	3,200	69,088
Perry Ellis International, Inc.*§	2,400	57,912
Phillips-Van Heusen Corp.	100	6,301
Polo Ralph Lauren Corp.§	100	8,990
Quiksilver, Inc.*	28,100	149,773
Skechers U.S.A., Inc. Class A*	2,100	80,535
Steven Madden, Ltd.*	100	5,796
The Timberland Co. Class A*	2,200	47,300
True Religion Apparel, Inc.*	1,700	53,125
Unifirst Corp.	1,400	68,418
Volcom, Inc.*§	3,900	92,976
Wolverine World Wide, Inc.	2,600	79,586
		1,939,093
Thrifts & Mortgage Finance (0.3%)
Bank Mutual Corp.§	8,900	63,368
Brookline Bancorp, Inc.§	5,900	64,841
Dime Community Bancshares§	1,700	21,675
NewAlliance Bancshares, Inc.§	111	1,447
Trustco Bank Corp. NY§	23,545	156,574
		307,905
Tobacco (0.1%)
Alliance One International, Inc.*§	20,600	104,854
Universal Corp.§	100	5,178
		110,032
Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.§	3,100	95,418
Beacon Roofing Supply, Inc.*§	18,800	417,360
Kaman Corp.§	3,424	93,852
Lawson Products, Inc.§	900	14,625
MSC Industrial Direct Co., Inc. Class A§	455	24,793
Watsco, Inc.§	1,800	106,596
		752,644
Water Utilities (0.1%)
American States Water Co.§	1,100	41,052
California Water Service Group§	200	7,746
		48,798
Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	1,600	31,408
Syniverse Holdings, Inc.*§	100	2,008
USA Mobility, Inc.*§	1,400	19,516
		52,932
TOTAL COMMON STOCKS (Cost $78,692,707)		94,641,222

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (47.3%)
State Street Navigator Prime Portfolio§§	43,821,151	$43,821,151
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/03/10	$1,558	1,558,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,379,151)		45,379,151
TOTAL INVESTMENTS AT VALUE (146.1%) (Cost $124,071,858)		140,020,373
LIABILITIES IN EXCESS OF OTHER ASSETS (-46.1%)		(44,196,090)
NET ASSETS (100.0%)		$95,824,283

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
April 30, 2010 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $16,791,510 and $43,821,151, respectively (Cost $171,658,566 and $124,071,858, respectively) (Note 2)	$186,203,335[1]	$140,020,373[2]
Cash	5,589	430
Receivable for investments sold	5,702,761	2,841,014
Dividend and interest receivable	101,354	71,495
Receivable for fund shares sold	18,214	20,967
Prepaid expenses and other assets	40,723	48,939
Total Assets	192,071,976	143,003,218
Liabilities
Advisory fee payable (Note 3)	80,235	55,980
Administrative services fee payable (Note 3)	30,872	22,084
Shareholder servicing/Distribution fee payable (Note 3)	40,880	26,487
Payable upon return of securities loaned (Note 2)	16,791,510	43,821,151
Payable for investments purchased	5,918,156	3,111,028
Payable for fund shares redeemed	39,649	12,299
Trustees' fee payable	5,571	5,629
Other accrued expenses payable	145,919	124,277
Total Liabilities	23,052,792	47,178,935
Net Assets
Capital stock, $.001 par value (Note 6)	13,381	8,514
Paid-in capital (Note 6)	192,632,631	121,772,948
Undistributed (accumulated) net investment income (loss)	176,321	(179,277)
Accumulated net realized loss on investments and foreign currency transactions	(38,347,918)	(41,726,417)
Net unrealized appreciation from investments	14,544,769	15,948,515
Net Assets	$169,019,184	$95,824,283
Common Shares
Net assets	$368,809	$14,969,660
Shares outstanding	29,347	1,305,413
Net asset value, offering price and redemption price per share	$12.57	$11.47
Advisor Shares
Net assets	$2,384,093	N/A
Shares outstanding	187,888	N/A
Net asset value, offering price and redemption price per share	$12.69	N/A

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
April 30, 2010 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
A Shares
Net assets	$162,876,403	$70,083,102
Shares outstanding	12,886,991	6,037,101
Net asset value and redemption price per share	$12.64	$11.61
Maximum offering price per share (net asset value/(1-5.75%))	$13.41	$12.32
B Shares
Net assets	$2,321,429	$2,996,136
Shares outstanding	188,786	323,643
Net asset value and offering price per share	$12.30	$9.26
C Shares
Net assets	$1,068,450	$7,775,385
Shares outstanding	87,624	847,959
Net asset value and offering price per share	$12.19	$9.17

1  Including $16,146,016 of securities on loan.

2  Including $41,151,698 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Six Months Ended April 30, 2010 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Investment Income (Note 2)
Dividends	$1,594,913	$491,398
Interest	215	137
Securities lending	18,857	59,468
Foreign taxes withheld	(156)	—
Total investment income	1,613,829	551,003
Expenses
Investment advisory fees (Note 3)	409,840	314,647
Administrative services fees (Note 3)	137,451	88,475
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	18,568
Advisor Class	5,741	—
Class A	197,367	81,266
Class B	11,775	15,038
Class C	5,184	35,124
Custodian fees	136,380	95,009
Transfer agent fees	102,399	81,500
Printing fees (Note 3)	26,746	23,209
Registration fees	22,960	26,899
Audit and tax fees	19,436	16,973
Trustees' fees	12,500	12,557
Legal fees	13,606	11,037
Insurance expense	8,838	5,083
Commitment fees (Note 4)	1,997	1,100
Miscellaneous expense	4,959	4,328
Total expenses	1,117,179	830,813
Less: fees waived (Note 3)	(36,447)	(96,472)
Net expenses	1,080,732	734,341
Net investment income (loss)	533,097	(183,338)
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	10,786,280	6,879,289
Net change in unrealized appreciation (depreciation) from investments	10,311,841	14,058,478
Net realized and unrealized gain from investments	21,098,121	20,937,767
Net increase in net assets resulting from operations	$21,631,218	$20,754,429

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Value Fund		Small Cap Core Fund
	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment income (loss)	$533,097	$1,907,870	$(183,338)	$(187,067)
Net realized gain (loss) from investments and foreign currency transactions	10,786,280	(23,957,446)	6,879,289	(30,534,342)
Net change in unrealized appreciation (depreciation) from investments	10,311,841	39,359,889	14,058,478	27,015,590
Net increase (decrease) in net assets resulting from operations	21,631,218	17,310,313	20,754,429	(3,705,819)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(1,925)	(4,407)	—	—
Advisor Class shares	(9,503)	(22,379)	—	—
Class A shares	(750,191)	(1,807,556)	—	—
Class B shares	(7,258)	(20,225)	—	—
Class C shares	(3,217)	(7,343)	—	—
Distributions from return of capital
Common Class shares	—	—	—	(9,406)
Advisor Class shares	—	—	—	—
Class A shares	—	—	—	(44,485)
Class B shares	—	—	—	(507)
Class C shares	—	—	—	(838)
Net decrease in net assets resulting from dividends and distributions	(772,094)	(1,861,910)	—	(55,236)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,186,621	5,029,255	1,873,299	5,453,785
Reinvestment of dividends and distributions	694,209	1,680,734	—	51,416
Net asset value of shares redeemed	(11,160,454)	(22,255,405)	(10,823,325)[1]	(24,000,877)[2]
Net decrease in net assets from capital share transactions	(8,279,624)	(15,545,416)	(8,950,026)	(18,495,676)
Net increase (decrease) in net assets	12,579,500	(97,013)	11,804,403	(22,256,731)
Net Assets
Beginning of period	156,439,684	156,536,697	84,019,880	106,276,611
End of period	$169,019,184	$156,439,684	$95,824,283	$84,019,880
Undistributed (accumulated) net investment income (loss)	$176,321	$415,318	$(179,277)	$4,061

1  Net of $1,214 of redemption fees retained by the Fund.

2  Net of $11 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$11.06	$9.88	$19.17	$21.93	$20.97	$19.98
INVESTMENT OPERATIONS
Net investment income[1]	0.05	0.15	0.26	0.26	0.28	0.24
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.52	1.18	(6.09)	1.68	3.42	2.32
Total from investment operations	1.57	1.33	(5.83)	1.94	3.70	2.56
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.15)	(0.26)	(0.25)	(0.26)	(0.25)
Distributions from net realized gains	—	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.06)	(0.15)	(3.46)	(4.70)	(2.74)	(1.57)
Net asset value, end of period	$12.57	$11.06	$9.88	$19.17	$21.93	$20.97
Total return[2]	14.26%	13.74%	(36.29)%	10.59%	19.44%	13.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$369	$329	$300	$570	$600	$591
Ratio of expenses to average net assets	1.05%[3]	1.05%	0.90%	0.82%	0.89%	0.91%
Ratio of net investment income to average net assets	0.92%[3]	1.61%	1.89%	1.37%	1.37%	1.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[3]	0.14%	—	—	—	—
Portfolio turnover rate	191%	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$11.18	$10.01	$19.33	$22.08	$21.10	$20.09
INVESTMENT OPERATIONS
Net investment income[1]	0.03	0.11	0.19	0.17	0.18	0.14
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.53	1.17	(6.12)	1.69	3.44	2.34
Total from investment operations	1.56	1.28	(5.93)	1.86	3.62	2.48
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.11)	(0.19)	(0.16)	(0.16)	(0.15)
Distributions from net realized gains	—	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.05)	(0.11)	(3.39)	(4.61)	(2.64)	(1.47)
Net asset value, end of period	$12.69	$11.18	$10.01	$19.33	$22.08	$21.10
Total return[2]	13.97%	13.05%	(36.45)%	10.01%	18.84%	12.81%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,384	$2,148	$2,097	$5,234	$5,806	$8,368
Ratio of expenses to average net assets	1.55%[3]	1.55%	1.41%	1.32%	1.39%	1.41%
Ratio of net investment income to average net assets	0.42%[3]	1.11%	1.38%	0.87%	0.87%	0.65%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[3]	0.14%	—	—	—	—
Portfolio turnover rate	191%	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$11.13	$9.95	$19.28	$22.03	$21.05	$20.05
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.13	0.23	0.22	0.22	0.19
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.53	1.18	(6.14)	1.69	3.45	2.33
Total from investment operations	1.57	1.31	(5.91)	1.91	3.67	2.52
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.13)	(0.22)	(0.21)	(0.21)	(0.20)
Distributions from net realized gains	—	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.06)	(0.13)	(3.42)	(4.66)	(2.69)	(1.52)
Net asset value, end of period	$12.64	$11.13	$9.95	$19.28	$22.03	$21.05
Total return[2]	14.10%	13.43%	(36.46)%	10.32%	19.18%	13.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$162,876	$150,638	$150,304	$280,329	$305,866	$300,777
Ratio of expenses to average net assets	1.30%[3]	1.30%	1.16%	1.07%	1.14%	1.16%
Ratio of net investment income to average net assets	0.67%[3]	1.38%	1.63%	1.12%	1.12%	0.91%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[3]	0.14%	—	—	—	—
Portfolio turnover rate	191%	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$10.85	$9.73	$18.92	$21.70	$20.78	$19.81
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.06	0.12	0.07	0.07	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.48	1.14	(6.00)	1.66	3.39	2.30
Total from investment operations	1.48	1.20	(5.88)	1.73	3.46	2.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.08)	(0.11)	(0.06)	(0.06)	(0.05)
Distributions from net realized gains	—	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.03)	(0.08)	(3.31)	(4.51)	(2.54)	(1.37)
Net asset value, end of period	$12.30	$10.85	$9.73	$18.92	$21.70	$20.78
Total return[3]	13.70%	12.54%	(36.93)%	9.49%	18.25%	12.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,321	$2,372	$2,864	$9,224	$14,994	$20,057
Ratio of expenses to average net assets	2.05%[4]	2.05%	1.91%	1.82%	1.89%	1.91%
Ratio of net investment income (loss) to average net assets	(0.07)%[4]	0.66%	0.89%	0.39%	0.37%	0.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.14%	—	—	—	—
Portfolio turnover rate	191%	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$10.76	$9.65	$18.79	$21.58	$20.68	$19.72
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.06	0.12	0.07	0.07	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.46	1.13	(5.95)	1.65	3.37	2.30
Total from investment operations	1.46	1.19	(5.83)	1.72	3.44	2.33
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.08)	(0.11)	(0.06)	(0.06)	(0.05)
Distributions from net realized gains	—	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.03)	(0.08)	(3.31)	(4.51)	(2.54)	(1.37)
Net asset value, end of period	$12.19	$10.76	$9.65	$18.79	$21.58	$20.68
Total return[3]	13.63%	12.55%	(36.91)%	9.50%	18.25%	12.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,069	$954	$972	$2,140	$2,618	$3,638
Ratio of expenses to average net assets	2.05%[4]	2.05%	1.91%	1.82%	1.89%	1.91%
Ratio of net investment income (loss) to average net assets	(0.09)%[4]	0.63%	0.89%	0.39%	0.37%	0.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.14%	—	—	—	—
Portfolio turnover rate	191%	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.11	$9.21	$22.41	$24.33	$23.84	$22.66
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.02)	(0.01)	0.01	(0.08)	0.11	(0.03)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	2.38	(0.08)	(5.55)	2.16	2.85	3.39
Total from investment operations	2.36	(0.09)	(5.54)	2.08	2.96	3.36
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.14)	—	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	—	(0.01)	(7.66)	(4.00)	(2.47)	(2.18)
Net asset value, end of period	$11.47	$9.11	$9.21	$22.41	$24.33	$23.84
Total return[3]	25.91%	(1.02)%	(34.47)%	9.58%	13.23%	15.56%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$14,970	$14,325	$16,565	$57,452	$70,525	$74,013
Ratio of expenses to average net assets	1.55%[4]	1.55%	1.47%	1.34%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	(0.32)%[4]	(0.15)%	0.09%	(0.39)%	0.47%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[4]	0.30%	—	—	—	—
Portfolio turnover rate	91%	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.22	$9.32	$22.57	$24.44	$23.94	$22.75
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.02)	(0.01)	0.01	(0.08)	0.12	(0.04)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	2.41	(0.08)	(5.60)	2.18	2.85	3.42
Total from investment operations	2.39	(0.09)	(5.59)	2.10	2.97	3.38
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.11)	—	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)	(2.19)
Distributions from return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	—	(0.01)	(7.66)	(3.97)	(2.47)	(2.19)
Net asset value, end of period	$11.61	$9.22	$9.32	$22.57	$24.44	$23.94
Total return[3]	25.92%	(1.01)%	(34.44)%	9.61%	13.22%	15.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$70,083	$60,426	$79,414	$169,076	$263,006	$227,166
Ratio of expenses to average net assets	1.55%[4]	1.55%	1.47%	1.35%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	(0.32)%[4]	(0.14)%	0.10%	(0.38)%	0.47%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[4]	0.30%	—	—	—	—
Portfolio turnover rate	91%	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$7.38	$7.51	$19.91	$22.07	$21.99	$21.20
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.06)	(0.07)	(0.22)	(0.06)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.92	(0.07)	(4.67)	1.93	2.61	3.17
Total from investment operations	1.88	(0.13)	(4.74)	1.71	2.55	2.97
REDEMPTION FEES	0.00[2]	—	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.01)	—	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	—	(0.00)[3]	(7.66)	(3.87)	(2.47)	(2.18)
Net asset value, end of period	$9.26	$7.38	$7.51	$19.91	$22.07	$21.99
Total return[4]	25.47%	(1.72)%	(34.96)%	8.74%	12.41%	14.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,996	$3,038	$3,981	$9,122	$12,465	$18,133
Ratio of expenses to average net assets	2.30%[5]	2.30%	2.23%	2.10%	2.12%	2.13%
Ratio of net investment loss to average net assets	(1.08)%[5]	(0.89)%	(0.65)%	(1.13)%	(0.28)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[5]	0.30%	—	—	—	—
Portfolio turnover rate	91%	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$7.31	$7.44	$19.80	$21.97	$21.91	$21.13
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.06)	(0.07)	(0.22)	(0.06)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.90	(0.07)	(4.63)	1.92	2.59	3.16
Total from investment operations	1.86	(0.13)	(4.70)	1.70	2.53	2.96
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.01)	—	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	—	(0.00)[3]	(7.66)	(3.87)	(2.47)	(2.18)
Net asset value, end of period	$9.17	$7.31	$7.44	$19.80	$21.97	$21.91
Total return[4]	25.44%	(1.73)%	(34.95)%	8.74%	12.36%	14.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$7,775	$6,232	$6,318	$15,305	$16,028	$16,079
Ratio of expenses to average net assets	2.30%[5]	2.30%	2.23%	2.10%	2.12%	2.13%
Ratio of net investment loss to average net assets	(1.07)%[5]	(0.91)%	(0.66)%	(1.14)%	(0.28)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[5]	0.30%	—	—	—	—
Portfolio turnover rate	91%	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
April 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Capital Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and currently offers two managed investment funds, the Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Core Fund ("Small Cap Core"), (each a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified. Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income and Small Cap Core seeks a high level of growth of capital.

Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Effective December 12, 2001, Small Cap Core's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing each Fund's investments carried at value:

Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$167,147,825	$—	$—	$167,147,825
Short-Term Investments	16,791,510	2,264,000	—	19,055,510
Other Financial Instruments*	—	—	—	—
	$183,939,335	$2,264,000	$—	$186,203,335

*Other financial instruments include futures, forwards and swap contracts.

Small Cap Core

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$94,641,222	$—	$—	$94,641,222
Short-Term Investments	43,821,151	1,558,000	—	45,379,151
Other Financial Instruments*	—	—	—	—
	$138,462,373	$1,558,000	$—	$140,020,373

*Other financial instruments include futures, forwards and swap contracts.

Each Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires each Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, each Fund adopted amendments to authoritative guidance on

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

disclosures about derivative instruments and hedging activities which require that each Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Funds have not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Core. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Each Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. Each Fund has reviewed its current tax positions and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2010, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Value and Small Cap Core's securities lending arrangements were $27,304 and $87,611, respectively, of which $3,704 and $13,288, respectively, were rebated to borrowers (brokers). The Funds retained $18,857 and $59,468 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $4,743 and $14,855, respectively. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Value at an annual rate of 0.50% and for Small Cap Core, the lower of 0.70% or the following tiered fee:

Fund	Annual Rate
Small Cap Core	0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

For the six months ended April 30, 2010, investment advisory fees earned and voluntarily waived were as follows:

Fund	Gross Investment Advisory Fee	Waiver	Net Investment Advisory Fee
Large Cap Value	$409,840	$(36,447)	$373,393
Small Cap Core	314,647	(96,472)	218,175

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

ended April 30, 2010, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Value	$73,771
Small Cap Core	40,455

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Value	$63,680
Small Cap Core	48,020

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Core and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class' average daily net assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2010, Small Cap Core reimbursed Credit Suisse $10,958, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2010, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Value	$2,722
Small Cap Core	1,782

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing services. For the six months ended April 30, 2010, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Value	$28,853
Small Cap Core	29,862

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2010, and during the six months ended April 30, 2010, the Funds had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Value	$303,703,028	$311,157,506
Small Cap Core	78,634,931	87,933,238

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Value	$171,658,566	$17,240,179	$(2,695,410)	$14,544,769
Small Cap Core	124,071,858	17,654,905	(1,706,390)	15,948,515

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

	Large Cap Value
	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	158	$1,925	481	$4,387
Shares redeemed	(556)	(7,209)	(1,044)	(10,922)
Net decrease	(398)	$(5,284)	(563)	$(6,535)
	Advisor Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	12,144	$148,414	36,539	$343,128
Shares issued in reinvestment of dividends	779	9,503	2,466	22,379
Shares redeemed	(17,179)	(205,625)	(56,458)	(554,306)
Net decrease	(4,256)	$(47,708)	(17,453)	$(188,799)
	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	157,842	$1,902,000	487,330	$4,568,968
Shares issued in reinvestment of dividends	55,303	674,693	179,251	1,632,423
Shares redeemed	(865,252)	(10,446,130)	(2,229,384)	(20,785,132)
Net decrease	(652,107)	$(7,869,437)	(1,562,803)	$(14,583,741)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	6,472	$76,702	11,044	$97,706
Shares issued in reinvestment of dividends	482	5,634	1,842	15,953
Shares redeemed	(36,861)	(428,005)	(88,424)	(797,485)
Net decrease	(29,907)	$(345,669)	(75,538)	$(683,826)
	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	5,166	$59,505	1,972	$19,453
Shares issued in reinvestment of dividends	212	2,454	650	5,592
Shares redeemed	(6,418)	(73,485)	(14,664)	(107,560)
Net decrease	(1,040)	$(11,526)	(12,042)	$(82,515)
	Small Cap Core
	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	34,167	$351,086	119,702	$979,480
Shares issued in reinvestment of dividends and distributions	—	—	1,193	9,282
Shares redeemed	(301,125)	(3,112,868)	(346,795)	(2,867,227)
Net decrease	(266,958)	$(2,761,782)	(225,900)	$(1,878,465)
	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	99,245	$1,043,014	425,464	$3,430,260
Shares issued in reinvestment of dividends and distributions	—	—	5,208	40,982
Shares redeemed	(614,118)	(6,448,042)	(2,401,105)	(19,377,580)
Net decrease	(514,873)	$(5,405,028)	(1,970,433)	$(15,906,338)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	3,807	$31,351	21,723	$142,940
Shares issued in reinvestment of dividends and distributions	—	—	71	453
Shares redeemed	(91,636)	(759,511)	(140,305)	(915,961)
Net decrease	(87,829)	$(728,160)	(118,511)	$(772,568)
	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	55,716	$447,848	132,977	$901,105
Shares issued in reinvestment of dividends and distributions	—	—	111	699
Shares redeemed	(60,025)	(502,904)	(130,072)	(840,109)
Net increase (decrease)	(4,309)	$(55,056)	3,016	$61,695

Small Cap Core imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Value
Common Class	4	82%
Advisor Class	2	99%
Class A	2	19%
Class B	2	16%
Class C	3	44%
Small Cap Core
Common Class	3	56%
Class A	1	6%
Class C	1	5%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective October 31, 2009, each Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through June 23, 2010.

On May 3, 2010, the Board of Trustees of Credit Suisse Large Cap Value Fund, a series of the Credit Suisse Capital Funds (the "Acquired Fund"), approved the proposed reorganization of the Acquired Fund (a "Reorganization") whereby all of the assets and liabilities of the Acquired Fund would be transferred to Credit Suisse Large Cap Blend Fund, Inc. (the "Acquiring Fund") in exchange for shares of beneficial interest of the Acquiring Fund. The Acquired Fund would then be liquidated and shares of beneficial interest of the Acquiring Fund would be distributed to the shareholders of the Acquired Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Fund's shareholders.

On May 3, 2010, the Board of Trustees of Credit Suisse Small Cap Core Fund, a series of the Credit Suisse Capital Funds (the "Fund"), approved the proposed recommendation to change the investment strategy of the Fund. In late July 2010, the Fund's investment strategy will change to a "large cap blend" strategy whereby the Fund generally will invest at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations ("large companies"). As a result of the change of investment strategy, the Fund's name will change to Credit Suisse Large Cap Blend II Fund. For more detailed information, please refer to the Supplement to the Prospectuses and Statement of Additional Information for the Fund dated May 3, 2010.

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse Large Cap Value Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.35% paid by the Fund after taking waivers into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fees were among the lowest in the Expense Group, and the Net Advisory Fee was the lowest in the Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was above the median of its Performance Group and Performance Universe for all time periods.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse Small Cap Core Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee that is assessed at the lower of (a) 0.70% of the Fund's average daily net assets or (b) 0.875% of its average daily net assets up to $100 million, 0.75% of its average daily net assets in excess of $100 million but less than $200 million and 0.625% of its average daily net assets over $200 million ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.36% paid by the Fund after taking waivers and breakpoints into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fees were slightly above the median of the Fund's Expense Group, the fee was considered reasonable, recognizing that the Net Advisory Fee was the lowest in the Expense Group.

•  The Fund's performance was below the median for all periods in its Performance Group and Performance Universe except for the ten year period in the Performance Group. The Board determined that it would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable in light of fee waivers, the Net Advisory Fee and the existence of breakpoints, which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-SAR-0410

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2010